Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
July 31, 2025
(Unaudited)
Shares Value
PREFERRED STOCKS — 0.2%
UNITED STATES — 0.2%
27,600 MetLife, Inc., Series F, 4.75% ..... $ 558,900
38,900 Morgan Stanley, Series K, 5.85% ... 926,598
31,500 Public Storage, Series O, 3.90% .... 495,180
28,500 US Bancorp, Series L, 3.75% ...... 441,750
122,100 Wells Fargo & Co., Series Z, 4.75% . 2,354,088
Total Preferred Stocks
(Cost $6,547,571)
4,776,516
EXCHANGE-TRADED FUNDS
(a)
— 19.6%
UNITED STATES — 19.6%
3,482,215 Invesco Preferred ETF ........... 39,453,496
2,061,297 iShares JP Morgan USD Emerging
Markets Bond ETF ......... 191,432,652
1,400,000 iShares MBS ETF .............. 130,298,000
1,115,770 SPDR Bloomberg Convertible
Securities ETF ............. 94,751,189
Total Exchange-Traded Funds
(Cost $462,233,071)
455,935,337
Principal
Amount
CORPORATE BONDS — 5.8%
AUSTRALIA — 0.0%
$ 325,000 Mineral Resources Ltd.,
8.13%, 05/01/27(b) ......... 325,957
425,000 Mineral Resources Ltd.,
9.25%, 10/01/28(b) ......... 444,190
770,147
CANADA — 0.2%
450,000 Bausch + Lomb Corp.,
8.38%, 10/01/28(b) ......... 469,170
475,000 Bombardier, Inc.,
7.25%, 07/01/31(b) ......... 495,998
700,000 Brookfield Residential Properties, Inc./
Brookfield Residential US LLC,
6.25%, 09/15/27(b) ......... 698,620
450,000 Capstone Copper Corp.,
6.75%, 03/31/33(b) ......... 458,617
900,000 ERO Copper Corp.,
6.50%, 02/15/30(b) ......... 886,500
550,000 Garda World Security Corp.,
7.75%, 02/15/28(b) ......... 566,408
375,000 Garda World Security Corp.,
8.25%, 08/01/32(b) ......... 386,646
400,000 Husky Injection Molding Systems
Ltd./Titan Co-Borrower LLC,
9.00%, 02/15/29(b) ......... 412,774
Principal
Amount Value
CANADA (continued)
$ 675,000 Ontario Gaming GTA LP/OTG Co-
Issuer, Inc.,
8.00%, 08/01/30(b) ......... $ 682,709
5,057,442
CAYMAN ISLANDS — 0.0%
450,000 Azorra Finance Ltd.,
7.75%, 04/15/30(b) ......... 468,683
200,000 Azorra Finance Ltd.,
7.25%, 01/15/31(b) ......... 204,126
672,809
FRANCE — 0.0%
250,000 Iliad Holding SASU,
7.00%, 04/15/32(b) ......... 256,597
IRELAND — 0.2%
450,000 Adient Global Holdings Ltd.,
8.25%, 04/15/31(b) ......... 470,377
250,000 Adient Global Holdings Ltd.,
7.50%, 02/15/33(b) ......... 254,940
700,000 Cimpress Plc,
7.38%, 09/15/32(b) ......... 684,236
450,000 Flutter Treasury DAC,
5.88%, 06/04/31(b) ......... 452,968
950,000 Perrigo Finance Unlimited Co., Series
USD,
6.13%, 09/30/32 ........... 959,943
550,000 Phoenix Aviation Capital Ltd.,
9.25%, 07/15/30(b) ......... 576,294
3,398,758
JAPAN — 0.1%
425,000 Kioxia Holdings Corp.,
6.25%, 07/24/30(b) ......... 423,425
275,000 Kioxia Holdings Corp.,
6.63%, 07/24/33(b) ......... 272,119
400,000 Nissan Motor Co. Ltd.,
8.13%, 07/17/35(b) ......... 419,912
700,000 Rakuten Group, Inc.,
9.75%, 04/15/29(b) ......... 766,442
1,881,898
JERSEY CHANNEL ISLANDS — 0.0%
275,000 Toucan FinCo Ltd.,
9.50%, 05/15/30(b) ......... 281,574
LUXEMBOURG — 0.0%
525,000 Connect Finco SARL/Connect US
Finco LLC,
9.00%, 09/15/29(b) ......... 530,151

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Principal
Amount Value
MALTA — 0.1%
$ 650,000 VistaJet Malta Finance Plc/Vista
Management Holding, Inc.,
7.88%, 05/01/27(b) ......... $ 652,224
475,000 VistaJet Malta Finance Plc/Vista
Management Holding, Inc.,
9.50%, 06/01/28(b) ......... 486,875
200,000 VistaJet Malta Finance Plc/Vista
Management Holding, Inc.,
6.38%, 02/01/30(b) ......... 188,932
1,328,031
NETHERLANDS — 0.0%
250,000 Axalta Coating Systems Dutch
Holding B BV,
7.25%, 02/15/31(b) ......... 259,984
SINGAPORE — 0.0%
631,125 Seagate Data Storage Technology Pte
Ltd.,
9.63%, 12/01/32(b) ......... 710,789
UNITED KINGDOM — 0.1%
650,000 California Buyer Ltd./Atlantica
Sustainable Infrastructure Plc,
6.38%, 02/15/32(b) ......... 656,574
675,000 Jaguar Land Rover Automotive Plc,
5.50%, 07/15/29(b) ......... 672,459
1,050,000 Virgin Media Finance Plc,
5.00%, 07/15/30(b) ......... 946,505
2,275,538
UNITED STATES — 5.1%
900,000 Acrisure LLC/Acrisure Finance, Inc.,
6.00%, 08/01/29(b) ......... 877,883
650,000 AdaptHealth LLC,
6.13%, 08/01/28(b) ......... 645,973
150,000 Advance Auto Parts, Inc.,
7.00%, 08/01/30(b) ......... 150,763
650,000 Albertsons Cos., Inc./Safeway, Inc./
New Albertsons LP/Albertsons
LLC,
5.88%, 02/15/28(b) ......... 649,487
550,000 Alliant Holdings Intermediate LLC/
Alliant Holdings Co-Issuer,
7.00%, 01/15/31(b) ......... 565,550
925,000 Allied Universal Holdco LLC,
7.88%, 02/15/31(b) ......... 969,989
325,000 Alpha Generation LLC,
6.75%, 10/15/32(b) ......... 332,580
381,965 Ambac Assurance Corp.,
5.10%(b)(c) ............... 497,509
Principal
Amount Value
UNITED STATES (continued)
$ 550,000 American Airlines, Inc.,
8.50%, 05/15/29(b) ......... $ 574,819
150,000 Amneal Pharmaceuticals LLC,
6.88%, 08/01/32(b) ......... 152,247
200,000 Amsted Industries, Inc.,
6.38%, 03/15/33(b) ......... 203,192
700,000 APH Somerset Investor 2 LLC/APH2
Somerset Investor 2 LLC/APH3
Somerset Investor 3 LLC,
7.88%, 11/01/29(b) ......... 721,182
550,000 Apollo Commercial Real Estate
Finance, Inc. REIT,
4.63%, 06/15/29(b) ......... 522,399
275,000 Arbor Realty SR, Inc. REIT,
7.88%, 07/15/30(b) ......... 280,829
300,000 Ascent Resources Utica Holdings LLC/
ARU Finance Corp.,
6.63%, 10/15/32(b) ......... 305,162
125,000 Axon Enterprise, Inc.,
6.25%, 03/15/33(b) ......... 128,059
630,000 Bank of New York Mellon Corp.
(The), Series F,
(3 mo. Term SOFR + 3.393%),
4.63%(c)(d) ............... 621,268
475,000 Beacon Mobility Corp.,
7.25%, 08/01/30(b) ......... 483,985
450,000 Blackstone Mortgage Trust, Inc. REIT,
7.75%, 12/01/29(b) ......... 475,689
425,000 Blue Racer Midstream LLC/Blue Racer
Finance Corp.,
7.00%, 07/15/29(b) ......... 440,725
325,000 Blue Racer Midstream LLC/Blue Racer
Finance Corp.,
7.25%, 07/15/32(b) ......... 342,648
575,000 Boost Newco Borrower LLC,
7.50%, 01/15/31(b) ......... 607,954
925,000 Boyd Gaming Corp.,
4.75%, 06/15/31(b) ......... 881,059
850,000 Bread Financial Holdings, Inc.,
9.75%, 03/15/29(b) ......... 911,853
750,000 Brink's Co. (The),
6.75%, 06/15/32(b) ......... 772,503
325,000 Buckeye Partners LP,
4.50%, 03/01/28(b) ......... 317,247
275,000 Buckeye Partners LP,
6.75%, 02/01/30(b) ......... 284,695
575,000 Builders FirstSource, Inc.,
4.25%, 02/01/32(b) ......... 530,667
700,000 Burford Capital Global Finance LLC,
6.25%, 04/15/28(b) ......... 698,087

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
$ 975,000 Burford Capital Global Finance LLC,
9.25%, 07/01/31(b) ......... $ 1,031,032
450,000 Caesars Entertainment, Inc.,
7.00%, 02/15/30(b) ......... 464,189
650,000 Caesars Entertainment, Inc.,
6.50%, 02/15/32(b) ......... 662,881
166,000 Calpine Corp.,
5.13%, 03/15/28(b) ......... 165,197
650,000 Carnival Corp.,
6.13%, 02/15/33(b) ......... 661,532
1,000,000 CCO Holdings LLC/CCO Holdings
Capital Corp.,
5.38%, 06/01/29(b) ......... 982,180
1,250,000 CCO Holdings LLC/CCO Holdings
Capital Corp.,
4.50%, 08/15/30(b) ......... 1,169,525
500,000 CCO Holdings LLC/CCO Holdings
Capital Corp.,
4.25%, 02/01/31(b) ......... 456,701
800,000 CCO Holdings LLC/CCO Holdings
Capital Corp.,
4.50%, 06/01/33(b) ......... 710,189
350,000 Celanese US Holdings LLC,
6.67%, 07/15/27 ........... 358,691
1,670,000 Charles Schwab Corp. (The), Series H,
(10 yr. US Treasury Yield Curve
Rate T Note Constant Maturity +
3.079%),
4.00%(c)(d) ............... 1,525,895
400,000 Chart Industries, Inc.,
7.50%, 01/01/30(b) ......... 419,012
750,000 CHS/Community Health Systems,
Inc.,
6.00%, 01/15/29(b) ......... 712,890
650,000 Churchill Downs, Inc.,
5.50%, 04/01/27(b) ......... 649,136
325,000 Civitas Resources, Inc.,
5.00%, 10/15/26(b) ......... 321,423
325,000 Civitas Resources, Inc.,
8.63%, 11/01/30(b) ......... 331,576
125,000 Clarios Global LP/Clarios US Finance
Co.,
6.75%, 02/15/30(b) ......... 128,879
450,000 Clear Channel Outdoor Holdings,
Inc.,
5.13%, 08/15/27(b) ......... 449,389
425,000 Clear Channel Outdoor Holdings,
Inc.,
7.88%, 04/01/30(b) ......... 437,668
Principal
Amount Value
UNITED STATES (continued)
$ 350,000 Clear Channel Outdoor Holdings,
Inc.,
7.13%, 02/15/31(b) ......... $ 349,517
300,000 Clear Channel Outdoor Holdings,
Inc.,
7.50%, 03/15/33(b) ......... 299,468
325,000 Cleveland-Cliffs, Inc.,
6.88%, 11/01/29(b) ......... 325,155
875,000 Cloud Software Group, Inc.,
6.50%, 03/31/29(b) ......... 883,649
400,000 Cloud Software Group, Inc.,
8.25%, 06/30/32(b) ......... 425,932
1,025,000 Cogent Communications Group LLC/
Cogent Finance, Inc.,
7.00%, 06/15/27(b) ......... 1,025,981
275,000 Compass Minerals International, Inc.,
8.00%, 07/01/30(b) ......... 284,909
400,000 CoreWeave, Inc.,
9.25%, 06/01/30(b) ......... 402,020
450,000 CoreWeave, Inc.,
9.00%, 02/01/31(b) ......... 448,081
350,000 Crescent Energy Finance LLC,
7.63%, 04/01/32(b) ......... 342,023
800,000 Cushman & Wakefield US Borrower
LLC,
8.88%, 09/01/31(b) ......... 857,406
575,000 DaVita, Inc.,
6.88%, 09/01/32(b) ......... 591,177
250,000 Dcli Bidco LLC,
7.75%, 11/15/29(b) ......... 255,183
1,325,000 Directv Financing LLC/Directv
Financing Co-Obligor, Inc.,
5.88%, 08/15/27(b) ......... 1,317,717
475,000 DISH DBS Corp.,
5.13%, 06/01/29 ........... 352,670
850,000 DISH Network Corp.,
11.75%, 11/15/27(b) ........ 885,225
600,000 EchoStar Corp.,
10.75%, 11/30/29 .......... 632,250
518,563 EchoStar Corp., PIK,
6.75%, 11/30/30 ........... 491,338
432,000 Edgewell Personal Care Co.,
4.13%, 04/01/29(b) ......... 408,556
300,000 Embecta Corp.,
5.00%, 02/15/30(b) ......... 272,084
500,000 Endo Finance Holdings, Inc.,
8.50%, 04/15/31(b) ......... 531,916
450,000 Energizer Holdings, Inc.,
4.75%, 06/15/28(b) ......... 437,160

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
$ 984,000 Evergreen Acqco 1 LP/TVI, Inc.,
9.75%, 04/26/28(b) ......... $ 1,024,454
425,000 EW Scripps Co. (The),
9.88%, 08/15/30(b) ......... 422,344
1,000,000 Ford Motor Credit Co. LLC,
5.30%, 09/06/29 ........... 981,751
675,000 Ford Motor Credit Co. LLC,
6.53%, 03/19/32 ........... 687,175
1,050,000 Fortress Intermediate 3, Inc.,
7.50%, 06/01/31(b) ......... 1,101,957
175,000 Freedom Mortgage Holdings LLC,
8.38%, 04/01/32(b) ......... 178,986
750,000 Frontier Communications Holdings
LLC,
8.63%, 03/15/31(b) ......... 794,548
300,000 FTAI Aviation Investors LLC,
7.00%, 05/01/31(b) ......... 311,264
700,000 FTAI Aviation Investors LLC,
7.00%, 06/15/32(b) ......... 724,928
675,000 GCI LLC,
4.75%, 10/15/28(b) ......... 651,520
125,000 Gen Digital, Inc.,
6.25%, 04/01/33(b) ......... 127,435
722,000 Global Infrastructure Solutions, Inc.,
5.63%, 06/01/29(b) ......... 718,254
700,000 Goodyear Tire & Rubber Co. (The),
5.25%, 07/15/31 ........... 664,202
400,000 Gray Media, Inc.,
10.50%, 07/15/29(b) ........ 432,880
750,000 Gray Media, Inc.,
5.38%, 11/15/31(b) ......... 553,454
175,000 Gray Media, Inc.,
9.63%, 07/15/32(b) ......... 176,535
275,000 Gulfport Energy Operating Corp.,
6.75%, 09/01/29(b) ......... 279,471
450,000 Hanesbrands, Inc.,
9.00%, 02/15/31(b) ......... 473,630
600,000 Harvest Midstream I LP,
7.50%, 09/01/28(b) ......... 607,303
650,000 Heartland Dental LLC/Heartland
Dental Finance Corp.,
10.50%, 04/30/28(b) ........ 685,185
150,000 Herc Holdings, Inc.,
7.00%, 06/15/30(b) ......... 155,030
475,000 Hilcorp Energy I LP/Hilcorp Finance
Co.,
6.00%, 02/01/31(b) ......... 457,554
425,000 HLF Financing SARL LLC/Herbalife
International, Inc.,
12.25%, 04/15/29(b) ........ 460,573
Principal
Amount Value
UNITED STATES (continued)
$ 600,000 HUB International Ltd.,
7.25%, 06/15/30(b) ......... $ 625,462
575,000 Icahn Enterprises LP/Icahn Enterprises
Finance Corp.,
4.38%, 02/01/29 ........... 493,065
350,000 Icahn Enterprises LP/Icahn Enterprises
Finance Corp.,
9.00%, 06/15/30 ........... 339,931
600,000 Insight Enterprises, Inc.,
6.63%, 05/15/32(b) ......... 613,575
850,000 Iron Mountain, Inc. REIT,
5.25%, 07/15/30(b) ......... 835,322
250,000 Jane Street Group/JSG Finance, Inc.,
6.13%, 11/01/32(b) ......... 248,041
650,000 JB Poindexter & Co., Inc.,
8.75%, 12/15/31(b) ......... 664,779
450,000 JELD-WEN, Inc.,
4.88%, 12/15/27(b) ......... 426,905
425,000 KeHE Distributors LLC/KeHE
Finance Corp./NextWave
Distribution, Inc.,
9.00%, 02/15/29(b) ......... 443,534
675,000 Kennedy-Wilson, Inc.,
4.75%, 02/01/30 ........... 621,952
400,000 Kennedy-Wilson, Inc.,
5.00%, 03/01/31 ........... 364,552
300,000 Ladder Capital Finance Holdings
LLLP/Ladder Capital Finance
Corp. REIT,
7.00%, 07/15/31(b) ......... 314,196
925,000 LCM Investments Holdings II LLC,
4.88%, 05/01/29(b) ......... 898,935
300,000 LCM Investments Holdings II LLC,
8.25%, 08/01/31(b) ......... 317,196
525,000 Level 3 Financing, Inc.,
6.88%, 06/30/33(b) ......... 532,011
275,000 LifePoint Health, Inc.,
9.88%, 08/15/30(b) ......... 296,391
375,000 LifePoint Health, Inc.,
8.38%, 02/15/32(b) ......... 398,960
550,000 Lightning Power LLC,
7.25%, 08/15/32(b) ......... 575,007
400,000 Lumen Technologies, Inc.,
10.00%, 10/15/32(b) ........ 404,500
925,000 Magnera Corp.,
7.25%, 11/15/31(b) ......... 870,656
300,000 Mativ Holdings, Inc.,
8.00%, 10/01/29(b) ......... 270,543

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
$ 850,000 Mauser Packaging Solutions Holding
Co.,
9.25%, 04/15/27(b) ......... $ 841,284
75,000 Mauser Packaging Solutions Holding
Co.,
7.88%, 04/15/27(b) ......... 75,654
300,000 Maxim Crane Works Holdings Capital
LLC,
11.50%, 09/01/28(b) ........ 317,865
425,000 Michaels Cos., Inc. (The),
5.25%, 05/01/28(b) ......... 337,013
825,000 Midcap Financial Issuer Trust,
6.50%, 05/01/28(b) ......... 817,887
1,050,000 Midcontinent Communications,
8.00%, 08/15/32(b) ......... 1,107,910
1,050,000 Nationstar Mortgage Holdings, Inc.,
5.75%, 11/15/31(b) ......... 1,061,661
775,000 NCL Corp. Ltd.,
6.75%, 02/01/32(b) ......... 796,018
350,000 Neptune Bidco US, Inc.,
9.29%, 04/15/29(b) ......... 338,723
925,000 New Enterprise Stone & Lime Co.,
Inc.,
5.25%, 07/15/28(b) ......... 918,372
400,000 Newell Brands, Inc.,
8.50%, 06/01/28(b) ......... 419,149
750,000 Nissan Motor Acceptance Co. LLC,
2.75%, 03/09/28(b) ......... 695,243
325,000 Northern Oil & Gas, Inc.,
8.13%, 03/01/28(b) ......... 328,164
150,000 Novelis Corp.,
6.88%, 01/30/30(b) ......... 154,567
750,000 Novelis Corp.,
3.88%, 08/15/31(b) ......... 672,734
475,000 Olin Corp.,
6.63%, 04/01/33(b) ......... 462,223
900,000 Olympus Water US Holding Corp.,
9.75%, 11/15/28(b) ......... 943,493
325,000 OneMain Finance Corp.,
5.38%, 11/15/29 ........... 318,677
350,000 OneMain Finance Corp.,
6.13%, 05/15/30 ........... 350,588
975,000 OneSky Flight LLC,
8.88%, 12/15/29(b) ......... 1,027,208
500,000 Open Text Holdings, Inc.,
4.13%, 12/01/31(b) ......... 455,026
625,000 Organon & Co./Organon Foreign
Debt Co-Issuer BV,
5.13%, 04/30/31(b) ......... 540,697
Principal
Amount Value
UNITED STATES (continued)
$ 150,000 Owens & Minor, Inc.,
4.50%, 03/31/29(b) ......... $ 129,721
350,000 Owens & Minor, Inc.,
6.63%, 04/01/30(b) ......... 315,174
325,000 Owens-Brockway Glass Container,
Inc.,
7.25%, 05/15/31(b) ......... 328,652
425,000 Pagaya US Holdings Co. LLC,
8.88%, 08/01/30(b) ......... 422,225
700,000 Park Intermediate Holdings LLC/
PK Domestic Property LLC/PK
Finance Co-Issuer REIT,
5.88%, 10/01/28(b) ......... 697,272
400,000 Patrick Industries, Inc.,
6.38%, 11/01/32(b) ......... 400,267
275,000 PennyMac Financial Services, Inc.,
7.88%, 12/15/29(b) ......... 290,230
700,000 PennyMac Financial Services, Inc.,
6.88%, 02/15/33(b) ......... 713,448
325,000 PetSmart, Inc./PetSmart Finance
Corp.,
7.75%, 02/15/29(b) ......... 318,039
400,000 Phinia, Inc.,
6.75%, 04/15/29(b) ......... 411,636
725,000 Phinia, Inc.,
6.63%, 10/15/32(b) ......... 738,548
675,000 Post Holdings, Inc.,
4.63%, 04/15/30(b) ......... 644,762
1,000,000 PRA Group, Inc.,
5.00%, 10/01/29(b) ......... 923,895
475,000 Prestige Brands, Inc.,
3.75%, 04/01/31(b) ......... 434,675
800,000 Prime Healthcare Services, Inc.,
9.38%, 09/01/29(b) ......... 795,000
150,000 Quikrete Holdings, Inc.,
6.38%, 03/01/32(b) ......... 153,839
275,000 Quikrete Holdings, Inc.,
6.75%, 03/01/33(b) ......... 282,047
554,000 Raising Cane's Restaurants LLC,
9.38%, 05/01/29(b) ......... 584,534
525,000 Range Resources Corp.,
8.25%, 01/15/29 ........... 538,299
650,000 Raven Acquisition Holdings LLC,
6.88%, 11/15/31(b) ......... 656,517
700,000 Resorts World Las Vegas LLC/RWLV
Capital, Inc.,
4.63%, 04/16/29(b) ......... 622,610
375,000 RHP Hotel Properties LP/RHP
Finance Corp. REIT,
6.50%, 04/01/32(b) ......... 382,933

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
$ 575,000 Rocket Cos., Inc.,
6.38%, 08/01/33(b) ......... $ 586,490
950,000 Rocket Software, Inc.,
9.00%, 11/28/28(b) ......... 980,356
1,050,000 Rocket Software, Inc.,
6.50%, 02/15/29(b) ......... 1,020,927
175,000 Rockies Express Pipeline LLC,
6.75%, 03/15/33(b) ......... 181,790
650,000 Rockies Express Pipeline LLC,
6.88%, 04/15/40(b) ......... 654,288
407,000 Royal Caribbean Cruises Ltd.,
6.00%, 02/01/33(b) ......... 413,717
225,000 Sabre GLBL, Inc.,
11.13%, 07/15/30(b) ........ 237,206
275,000 Sealed Air Corp.,
7.25%, 02/15/31(b) ......... 285,836
400,000 Service Properties Trust REIT,
5.25%, 02/15/26 ........... 396,908
775,000 Service Properties Trust REIT,
5.50%, 12/15/27 ........... 764,293
800,000 Service Properties Trust REIT,
4.95%, 10/01/29 ........... 703,716
625,000 Shift4 Payments LLC/Shift4 Payments
Finance Sub, Inc.,
6.75%, 08/15/32(b) ......... 645,622
350,000 Sinclair Television Group, Inc.,
4.38%, 12/31/32(b) ......... 259,599
625,000 Sinclair Television Group, Inc.,
8.13%, 02/15/33(b) ......... 637,506
675,000 Sirius XM Radio LLC,
4.00%, 07/15/28(b) ......... 642,457
325,000 Six Flags Entertainment Corp.,
7.25%, 05/15/31(b) ......... 331,233
125,000 Snap, Inc.,
6.88%, 03/01/33(b) ......... 128,169
425,000 Spirit AeroSystems, Inc.,
9.38%, 11/30/29(b) ......... 449,071
650,000 SS&C Technologies, Inc.,
5.50%, 09/30/27(b) ......... 650,142
800,000 Standard Building Solutions, Inc.,
6.50%, 08/15/32(b) ......... 816,926
800,000 Starwood Property Trust, Inc. REIT,
3.63%, 07/15/26(b) ......... 784,396
250,000 Starwood Property Trust, Inc. REIT,
7.25%, 04/01/29(b) ......... 261,460
675,000 Tallgrass Energy Partners LP/Tallgrass
Energy Finance Corp.,
6.00%, 12/31/30(b) ......... 661,332
1,000,000 TEGNA, Inc.,
5.00%, 09/15/29 ........... 961,236
Principal
Amount Value
UNITED STATES (continued)
$ 300,000 Tenneco, Inc.,
8.00%, 11/17/28(b) ......... $ 297,764
225,000 Terex Corp.,
6.25%, 10/15/32(b) ......... 225,350
700,000 TransDigm, Inc.,
7.13%, 12/01/31(b) ......... 728,873
400,000 TransDigm, Inc.,
6.00%, 01/15/33(b) ......... 401,975
725,000 TransDigm, Inc.,
6.38%, 05/31/33(b) ......... 729,605
925,000 TriNet Group, Inc.,
7.13%, 08/15/31(b) ......... 951,868
1,650,000 Truist Financial Corp., Series N,
(5 yr. US Treasury Yield Curve
Rate T Note Constant Maturity +
3.003%),
6.67%(c)(d) ............... 1,648,928
925,000 United Wholesale Mortgage LLC,
5.50%, 04/15/29(b) ......... 904,780
607,000 Uniti Group LP/Uniti Group Finance,
Inc./CSL Capital LLC REIT,
10.50%, 02/15/28(b) ........ 641,526
600,000 Uniti Group LP/Uniti Group Finance,
Inc./CSL Capital LLC REIT,
6.50%, 02/15/29(b) ......... 583,691
750,000 Univision Communications, Inc.,
8.00%, 08/15/28(b) ......... 770,488
200,000 Univision Communications, Inc.,
9.38%, 08/01/32(b) ......... 207,520
625,000 US Acute Care Solutions LLC,
9.75%, 05/15/29(b) ......... 638,576
950,000 Venture Global LNG, Inc.,
8.13%, 06/01/28(b) ......... 983,548
675,000 Venture Global LNG, Inc.,
9.50%, 02/01/29(b) ......... 736,141
175,000 Venture Global Plaquemines LNG
LLC,
6.75%, 01/15/36(b) ......... 180,023
125,000 Veritiv Operating Co.,
10.50%, 11/30/30(b) ........ 135,485
600,000 Victra Holdings LLC/Victra Finance
Corp.,
8.75%, 09/15/29(b) ......... 628,820
325,000 Viking Baked Goods Acquisition
Corp.,
8.63%, 11/01/31(b) ......... 318,668
325,000 Vistra Operations Co. LLC,
6.88%, 04/15/32(b) ......... 337,690
425,000 VOC Escrow Ltd.,
5.00%, 02/15/28(b) ......... 421,139

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
$ 275,000 Warnermedia Holdings, Inc.,
4.05%, 03/15/29 ........... $ 258,208
125,000 Waste Pro USA, Inc.,
7.00%, 02/01/33(b) ......... 129,695
500,000 WESCO Distribution, Inc.,
6.38%, 03/15/29(b) ......... 512,847
450,000 WESCO Distribution, Inc.,
6.38%, 03/15/33(b) ......... 460,692
350,000 Whirlpool Corp.,
6.13%, 06/15/30 ........... 349,165
450,000 Whirlpool Corp.,
6.50%, 06/15/33 ........... 443,421
325,000 Williams Scotsman, Inc.,
6.63%, 06/15/29(b) ......... 333,064
375,000 Williams Scotsman, Inc.,
6.63%, 04/15/30(b) ......... 386,663
1,175,000 Windstream Services LLC/Windstream
Escrow Finance Corp.,
8.25%, 10/01/31(b) ......... 1,230,096
400,000 WR Grace Holdings LLC,
5.63%, 08/15/29(b) ......... 368,770
425,000 Xerox Holdings Corp.,
5.50%, 08/15/28(b) ......... 281,095
450,000 XHR LP REIT,
6.63%, 05/15/30(b) ......... 457,370
100,000 XPLR Infrastructure Operating
Partners LP,
8.38%, 01/15/31(b) ......... 104,890
400,000 Zayo Group Holdings, Inc.,
4.00%, 03/01/27(b) ......... 379,950
700,000 ZF North America Capital, Inc.,
7.13%, 04/14/30(b) ......... 678,510
117,695,400
Total Corporate Bonds
(Cost $133,034,622)
135,119,118
ASSET-BACKED SECURITIES — 15.0%
CAYMAN ISLANDS — 0.8%
Collateralized Loan Obligations — 0.8%
1,000,000 Apidos CLO XV, Series 2013-15A,
Class ERR,
(3 mo. Term SOFR + 5.962%),
10.29%, 04/20/31(b)(d) ..... 999,959
17,550,000 CBAM Ltd., Series 2019-10A,
Class SUB,
6.90%, 04/20/32(b)(d)(e) .... 6,830,813
9,915,625 Cedar Funding VII CLO Ltd., Series
2018-7A, Class SUB,
6.51%, 01/20/31(b)(d)(e) .... 1,834,585
Principal
Amount Value
CAYMAN ISLANDS (continued)
Collateralized Loan Obligations (continued)
$ 12,131,250 Madison Park Funding XLII Ltd.,
Series 13A, Class SUB,
2.25%, 11/21/47(b)(d)(e) .... $ 3,791,016
5,000,000 Romark CLO II Ltd., Series 2018-2A,
Class SUB,
6.92%, 07/25/31(b)(d)(e) .... 737,500
5,000,000 Romark CLO Ltd., Series 2017-1A,
Class SUB,
7.49%, 10/23/30(b)(d)(e) .... 762,500
7,500,000 Romark WM-R Ltd., Series 2018-1A,
Class F,
(3 mo. Term SOFR + 8.362%),
12.69%, 04/20/31(b)(d)(e) ... 4,170,164
19,126,537
UNITED STATES — 14.2%
Other Asset-Backed Securities — 14.2%
125,342 Aegis Asset-Backed Securities
Corp. Mortgage Pass-Through
Certificates, Series 2003-3,
Class M1,
(1 mo. Term SOFR + 1.164%),
5.52%, 01/25/34(d) ......... 125,870
6,152,955 Ajax Mortgage Loan Trust, Series
2023-B, Class A, STEP,
4.25%, 10/25/62(b) ......... 6,040,738
873,700 Ajax Mortgage Loan Trust, Series
2023-B, Class B, STEP,
4.25%, 10/25/62(b) ......... 844,620
1,965,631 Ajax Mortgage Loan Trust, Series
2023-B, Class C,
3.23%, 10/25/62(b)(f) ....... 1,198,143
154,057 Ajax Mortgage Loan Trust, Series
2023-B, Class SA,
1.13%, 10/25/62(b)(f) ....... 143,246
5,000,000 Ameriquest Mortgage Securities, Inc.
Asset-Backed Pass-Through
Certificates, Series 2005-R3,
Class M7,
(1 mo. Term SOFR + 2.094%),
6.45%, 05/25/35(d) ......... 4,278,444
1,800,000 AMSR Trust, Series 2023-SFR2,
Class F1,
3.95%, 06/17/40(b) ......... 1,665,483
2,230,000 AMSR Trust, Series 2023-SFR2,
Class F2,
3.95%, 06/17/40(b) ......... 1,996,982

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 6,277,246 Argent Mortgage Loan Trust, Series
2005-W1, Class A2,
(1 mo. Term SOFR + 0.594%),
4.95%, 05/25/35(d) ......... $ 5,089,749
4,736,146 Argent Securities, Inc. Asset-Backed
Pass-Through Certificates, Series
2005-W5, Class M1,
(1 mo. Term SOFR + 0.804%),
5.16%, 01/25/36(d) ......... 4,839,994
6,035,515 Asset Backed Securities Corp. Home
Equity Loan Trust, Series 2006-
HE1, Class M2,
(1 mo. Term SOFR + 0.744%),
3.78%, 01/25/36(d) ......... 5,384,153
5,740,000 BankAmerica Manufactured Housing
Contract Trust, Series 1997-2,
Class B1,
7.07%, 02/10/22(d) ......... 554,473
5,000,000 BankAmerica Manufactured Housing
Contract Trust, Series 1998-2,
Class B1,
7.18%, 12/10/25(d) ......... 455,001
6,411,927 Barclays Mortgage Trust, Series 2021-
NPL1, Class A, STEP,
5.00%, 11/25/51(b) ......... 6,395,348
1,195,758 Barclays Mortgage Trust, Series 2021-
NPL1, Class B, STEP,
4.63%, 11/25/51(b) ......... 1,215,325
2,431,595 Barclays Mortgage Trust, Series 2021-
NPL1, Class C,
0.00%, 11/25/51(b)(f) ....... 3,231,589
4,510,379 Bayview Financial Revolving Asset
Trust, Series 2004-B, Class A1,
(1 mo. Term SOFR + 1.114%),
5.47%, 05/28/39(b)(d) ...... 3,700,496
569,239 Bayview Financial Revolving Asset
Trust, Series 2004-B, Class A2,
(1 mo. Term SOFR + 1.414%),
5.77%, 05/28/39(b)(d) ...... 262,322
453,777 Bayview Financial Revolving Asset
Trust, Series 2005-E, Class A1,
(1 mo. Term SOFR + 1.114%),
5.47%, 12/28/40(b)(d) ...... 452,842
953,034 Bayview Financial Revolving Asset
Trust, Series 2005-E, Class A2A,
(1 mo. Term SOFR + 1.044%),
5.40%, 12/28/40(b)(d) ...... 915,332
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 908,185 Bear Stearns Asset Backed Securities
I Trust, Series 2005-TC1,
Class M4,
(1 mo. Term SOFR + 1.914%),
5.06%, 05/25/35(d) ......... $ 909,675
2,404,619 Bear Stearns Asset Backed Securities
I Trust, Series 2006-HE1,
Class 1M4,
(1 mo. Term SOFR + 1.134%),
5.23%, 12/25/35(d) ......... 2,336,663
2,418,903 Bear Stearns Asset Backed Securities
I Trust, Series 2006-HE10,
Class 22A,
(1 mo. Term SOFR + 0.394%),
4.75%, 12/25/36(d) ......... 2,406,851
4,650,000 Bear Stearns Asset Backed Securities
Trust, Series 2006-SD1,
Class M3,
(1 mo. Term SOFR + 2.364%),
6.72%, 04/25/36(d) ......... 4,925,042
4,884,740 Carrington Mortgage Loan Trust,
Series 2007-FRE1, Class A4,
(1 mo. Term SOFR + 0.534%),
4.89%, 12/26/36(d) ......... 4,210,165
7,774,653 Carrington Mortgage Loan Trust,
Series 2007-FRE1, Class M1,
(1 mo. Term SOFR + 0.614%),
4.97%, 02/25/37(d) ......... 6,093,615
4,196,179 Cascade MH Asset Trust, Series 2019-
MH1, Class A,
4.00%, 11/25/44(b)(d) ...... 3,995,833
3,400,000 CFMT LLC, Series 2023-HB11,
Class M2,
4.00%, 02/25/37(b)(d) ...... 3,273,631
1,600,000 CFMT LLC, Series 2024-HB13,
Class M2,
3.00%, 05/25/34(b)(d) ...... 1,514,825
2,500,000 CFMT LLC, Series 2024-HB13,
Class M3,
3.00%, 05/25/34(b)(d) ...... 2,332,667
2,000,000 CFMT LLC, Series 2024-HB13,
Class M4,
3.00%, 05/25/34(b)(d) ...... 1,801,965
6,000,000 CIT Mortgage Loan Trust, Series
2007-1, Class 1M2,
(1 mo. Term SOFR + 2.739%),
7.09%, 10/25/37(b)(d) ...... 5,901,638

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 3,766,500 CIT Mortgage Loan Trust, Series
2007-1, Class 2M2,
(1 mo. Term SOFR + 2.739%),
7.09%, 10/25/37(b)(d) ...... $ 3,502,593
2,665,471 Citigroup Mortgage Loan Trust, Series
2007-AHL2, Class A3B,
(1 mo. Term SOFR + 0.314%),
4.67%, 05/25/37(d) ......... 1,735,209
71,624 Citigroup Mortgage Loan Trust, Series
2007-AHL2, Class A3C,
(1 mo. Term SOFR + 0.384%),
4.74%, 05/25/37(d) ......... 46,617
3,127,465 Citigroup Mortgage Loan Trust, Series
2007-AHL3, Class A3B,
(1 mo. Term SOFR + 0.284%),
4.64%, 07/25/45(d) ......... 2,148,480
684,916 Conseco Finance Corp., Series 1998-2,
Class M1,
6.94%, 12/01/28(d) ......... 687,336
2,012,602 Conseco Finance Corp., Series 1999-5,
Class A5,
7.86%, 03/01/30(d) ......... 575,167
2,270,534 Conseco Finance Corp., Series 1999-5,
Class A6,
7.50%, 03/01/30(d) ......... 621,121
11,183,347 Conseco Finance Securitizations Corp.,
Series 2000-1, Class A5,
8.06%, 09/01/29(d) ......... 1,487,817
2,656,933 Countrywide Asset-Backed
Certificates, Series 2007-QX1,
Class A1,
(1 mo. Term SOFR + 0.614%),
4.93%, 05/25/37(b)(d) ...... 2,382,917
752,560 Countrywide Asset-Backed Certificates
Trust, Series 2006-11,
Class 1AF4,
6.30%, 12/25/35(d) ......... 728,191
1,406,460 Countrywide Asset-Backed Certificates
Trust, Series 2006-13,
Class 1AF4,
3.95%, 01/25/37(d) ......... 1,385,400
9,334,982 Countrywide Asset-Backed Certificates
Trust, Series 2006-18, Class M1,
(1 mo. Term SOFR + 0.564%),
4.92%, 03/25/37(d) ......... 9,260,685
6,369,529 Countrywide Asset-Backed Certificates
Trust, Series 2006-22, Class M1,
(1 mo. Term SOFR + 0.459%),
4.81%, 05/25/47(d) ......... 5,411,274
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 6,159,589 Countrywide Asset-Backed Certificates
Trust, Series 2006-26, Class M1,
(1 mo. Term SOFR + 0.489%),
4.84%, 06/25/37(d) ......... $ 5,309,052
807,162 Countrywide Asset-Backed Certificates
Trust, Series 2007-BC2,
Class M1,
(1 mo. Term SOFR + 0.624%),
4.98%, 06/25/37(d) ......... 388,704
279,141 Countrywide Revolving Home Equity
Loan Resecuritization Trust,
Series 2006-C, Class 2A,
(1 mo. Term SOFR + 0.294%),
4.64%, 05/15/36(d) ......... 276,403
301,692 Countrywide Revolving Home Equity
Loan Resecuritization Trust,
Series 2006-RES, Class 4T1B,
(1 mo. Term SOFR + 0.354%),
4.70%, 02/15/30(b)(d) ...... 291,100
2,889,301 Credit Suisse Mortgage Capital
Certificates Trust, Series 2017-2,
Class CERT,
0.42%, 02/01/47(b)(f) ....... 2,512,075
1,764,498 Credit-Based Asset Servicing and
Securitization LLC, Series 2007-
CB6, Class A4,
(1 mo. Term SOFR + 0.454%),
4.77%, 07/25/37(b)(d) ...... 1,151,421
4,613,385 First Frankin Mortgage Loan Trust,
Series 2006-FF4, Class M1,
(1 mo. Term SOFR + 0.654%),
4.54%, 03/25/36(d) ......... 4,387,494
1,022,832 First Franklin Mortgage Loan Trust,
Series 2003-FF4, Class M1,
(1 mo. Term SOFR + 1.914%),
6.24%, 10/25/33(d) ......... 1,010,153
9,145,223 First Franklin Mortgage Loan Trust,
Series 2006-FF8, Class M1,
(1 mo. Term SOFR + 0.489%),
4.84%, 07/25/36(d) ......... 7,627,949
4,446,998 First Franklin Mortgage Loan Trust,
Series 2006-FFH1, Class M2,
(1 mo. Term SOFR + 0.714%),
5.07%, 01/25/36(d) ......... 3,948,124
3,179,447 First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A2C,
(1 mo. Term SOFR + 0.414%),
4.77%, 03/25/37(d) ......... 1,487,914

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 2,710,000 FirstKey Homes Trust, Series 2020-
SFR2, Class F1,
3.02%, 10/19/37(b) ......... $ 2,683,106
4,000,000 FirstKey Homes Trust, Series 2022-
SFR1, Class E1,
5.00%, 05/19/39(b) ......... 3,947,125
4,000,000 FirstKey Homes Trust, Series 2022-
SFR1, Class E2,
5.00%, 05/19/39(b) ......... 3,928,055
2,553,000 FirstKey Homes Trust, Series 2022-
SFR2, Class E1,
4.50%, 07/17/39(b) ......... 2,477,095
1,400,362 Fremont Home Loan Trust, Series
2005-D, Class M1,
(1 mo. Term SOFR + 0.729%),
5.08%, 11/25/35(d) ......... 1,282,180
1,500,000 FRTKL, Series 2021-SFR1, Class F,
3.17%, 09/17/38(b) ......... 1,426,178
242,691 GMACM Home Equity Loan Trust,
Series 2005-HE3, Class A3,
(1 mo. Term SOFR + 0.614%),
4.97%, 02/25/36(d) ......... 237,286
4,529,187 Greenpoint Manufactured Housing,
Series 2000-3, Class IA,
8.39%, 06/20/31(d) ......... 1,496,247
2,463,906 GSAA Home Equity Trust, Series
2005-14, Class 1A2,
(1 mo. Term SOFR + 0.814%),
5.17%, 12/25/35(d) ......... 1,100,133
7,752,527 GSAA Home Equity Trust, Series
2006-5, Class 1A1,
(1 mo. Term SOFR + 0.474%),
4.83%, 03/25/36(d) ......... 2,166,191
14,379,148 GSAA Home Equity Trust, Series
2007-9, Class A3A,
7.00%, 10/25/37 ........... 5,314,901
326,442 GSAA Trust, Series 2006-7, Class AF2,
5.99%, 03/25/46(d) ......... 115,734
3,566,000 GSAMP Trust, Series 2007-HS1,
Class M5,
(1 mo. Term SOFR + 3.489%),
7.84%, 02/25/47(d) ......... 3,545,263
2,902,372 Home Equity Asset Trust, Series 2007-
1, Class 2A3,
(1 mo. Term SOFR + 0.414%),
4.77%, 05/25/37(d) ......... 2,615,545
2,878,806 Home Partners of America Trust, Series
2021-2, Class F,
3.80%, 12/17/26(b) ......... 2,771,098
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 3,600,197 Home Partners of America Trust, Series
2021-3, Class F,
4.24%, 01/17/41(b) ......... $ 3,248,078
4,264,013 HSI Asset Loan Obligation Trust,
Series 2007-WF1, Class A3,
STEP,
6.23%, 12/25/36 ........... 1,306,976
105,308 Irwin Home Equity Loan Trust, Series
2006-3, Class 2A3, STEP,
6.53%, 09/25/37(b) ......... 105,364
101,499 JP Morgan Mortgage Acquisition
Trust, Series 2006-WF1,
Class A4, STEP,
6.63%, 07/25/36 ........... 26,596
201,337 JP Morgan Mortgage Acquisition
Trust, Series 2006-WMC2,
Class A3,
(1 mo. Term SOFR + 0.294%),
4.65%, 07/25/36(d) ......... 92,055
561,960 Lehman ABS Manufactured Housing
Contract Trust, Series 2001-B,
Class M1,
6.63%, 04/15/40(d) ......... 565,689
207,043 Lehman ABS Mortgage Loan Trust,
Series 2007-1, Class 2A1,
(1 mo. Term SOFR + 0.204%),
4.56%, 06/25/37(b)(d) ...... 136,464
1,182,837 Lehman XS Trust, Series 2007-20N,
Class A1,
(1 mo. Term SOFR + 2.414%),
6.77%, 12/25/37(d) ......... 1,151,098
3,831,126 Long Beach Mortgage Loan Trust,
Series 2006-2, Class 1A,
(1 mo. Term SOFR + 0.474%),
4.83%, 03/25/46(d) ......... 2,981,054
4,751,456 Long Beach Mortgage Loan Trust,
Series 2006-9, Class 2A3,
(1 mo. Term SOFR + 0.434%),
4.79%, 10/25/36(d) ......... 1,467,226
1,065,111 Mastr Asset Backed Securities Trust,
Series 2007-NCW, Class A1,
(1 mo. Term SOFR + 0.414%),
4.77%, 05/25/37(b)(d) ...... 928,639
3,639,828 MASTR Second Lien Trust, Series
2006-1, Class A,
(1 mo. Term SOFR + 0.434%),
4.79%, 03/25/36(d) ......... 209,495
1,814,055 MERIT Securities Corp., Series 13,
Class M2, STEP,
7.88%, 12/28/33 ........... 1,759,670

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 6,836,825 Merrill Lynch Mortgage Investors
Trust, Series 2006-RM5,
Class A2D,
(1 mo. Term SOFR + 0.614%),
4.97%, 10/25/37(d) ......... $ 1,001,583
863,566 Morgan Stanley ABS Capital I,
Inc. Trust, Series 2006-HE4,
Class A4,
(1 mo. Term SOFR + 0.594%),
4.95%, 06/25/36(d) ......... 426,548
5,558,244 Morgan Stanley ABS Capital I,
Inc. Trust, Series 2007-NC1,
Class A1,
(1 mo. Term SOFR + 0.244%),
4.60%, 11/25/36(d) ......... 2,408,034
1,042,271 Morgan Stanley ABS Capital I,
Inc. Trust, Series 2007-SEA1,
Class 2A1,
(1 mo. Term SOFR + 3.914%),
8.27%, 02/25/47(b)(d) ...... 987,177
3,575,416 Morgan Stanley Capital I, Inc. Trust,
Series 2006-NC2, Class M1,
(1 mo. Term SOFR + 0.654%),
5.01%, 02/25/36(d) ......... 3,367,855
3,870,631 Morgan Stanley Mortgage Loan Trust,
Series 2006-12XS, Class A4,
STEP,
6.51%, 10/25/36 ........... 822,727
175,279 Morgan Stanley Mortgage Loan Trust,
Series 2006-4SL, Class A1,
(1 mo. Term SOFR + 0.414%),
4.77%, 03/25/36(d) ......... 178,404
5,733,185 New Century Home Equity Loan
Trust, Series 2005-C, Class M2,
(1 mo. Term SOFR + 0.789%),
5.14%, 12/25/35(d) ......... 4,876,641
6,500,000 New Residential Mortgage Loan Trust,
Series 2022-SFR1, Class F,
4.44%, 02/17/39(b) ......... 6,250,880
5,000,000 New Residential Mortgage Loan Trust,
Series 2022-SFR2, Class E1,
4.00%, 09/04/39(b) ......... 4,756,914
5,000,000 New Residential Mortgage Loan Trust,
Series 2022-SFR2, Class F,
4.00%, 09/04/39(b) ......... 4,662,819
342,522 Nomura Asset Acceptance Corp.
Alternative Loan Trust, Series
2006-S5, Class A1,
(1 mo. Term SOFR + 0.514%),
4.87%, 10/25/36(b)(d) ...... 673,210
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 678,296 Oakwood Mortgage Investors, Inc.,
Series 1999-C, Class A2,
7.48%, 08/15/27 ........... $ 494,398
9,752,270 Oakwood Mortgage Investors, Inc.,
Series 2000-D, Class A4,
7.40%, 07/15/30(d) ......... 1,319,493
8,572,117 Oakwood Mortgage Investors, Inc.,
Series 2001-C, Class A2,
5.92%, 06/15/31(d) ......... 510,116
5,947,218 Oakwood Mortgage Investors, Inc.,
Series 2001-C, Class A3,
6.61%, 06/15/31(d) ......... 395,161
6,795,981 Oakwood Mortgage Investors, Inc.,
Series 2001-C, Class A4,
7.41%, 06/15/31(d) ......... 505,867
455,105 Oakwood Mortgage Investors, Inc.,
Series 2001-D, Class A3,
5.90%, 09/15/22(d) ......... 168,660
3,000,000 Pagaya AI Technology in Housing
Trust, Series 2023-1, Class F,
3.60%, 10/25/40(b) ......... 2,479,069
2,955,985 Popular ABS Mortgage Pass-Through
Trust, Series 2005-3, Class M2,
STEP,
3.43%, 07/25/35 ........... 2,471,368
4,346,391 PRET LLC, Series 2024-NPL4,
Class A1, STEP,
7.00%, 07/25/54(b) ......... 4,345,035
2,544,354 Progress Residential Trust, Series 2021-
SFR10, Class F,
4.61%, 12/17/40(b) ......... 2,462,507
2,500,000 Progress Residential Trust, Series 2021-
SFR11, Class F,
4.42%, 01/17/39(b) ......... 2,397,878
3,500,000 Progress Residential Trust, Series 2021-
SFR8, Class F,
3.18%, 10/17/38(b) ......... 3,397,709
2,400,000 Progress Residential Trust, Series 2021-
SFR9, Class F,
4.05%, 11/17/40(b) ......... 2,282,588
4,000,000 Progress Residential Trust, Series 2022-
SFR1, Class F,
4.88%, 02/17/41(b) ......... 3,854,895
3,000,000 Progress Residential Trust, Series 2022-
SFR1, Class G,
5.52%, 02/17/41(b) ......... 2,896,535
1,548,000 Progress Residential Trust, Series 2022-
SFR3, Class E2,
5.60%, 04/17/39(b) ......... 1,533,462

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 4,751,000 Progress Residential Trust, Series 2022-
SFR4, Class E1,
6.12%, 05/17/41(b) ......... $ 4,735,103
925,000 Progress Residential Trust, Series 2023-
SFR1, Class E1,
6.15%, 03/17/40(b) ......... 920,621
1,144,319 RAAC Trust, Series 2006-SP3,
Class M3,
(1 mo. Term SOFR + 1.464%),
5.82%, 08/25/36(d) ......... 1,102,864
3,825,000 Residential Asset Securities Corp.
Trust, Series 2005-KS10,
Class M4,
(1 mo. Term SOFR + 0.984%),
5.34%, 11/25/35(d) ......... 3,305,148
1,347,645 Residential Asset Securities Corp.
Trust, Series 2006-KS4,
Class M2,
(1 mo. Term SOFR + 0.404%),
4.90%, 06/25/36(d) ......... 1,329,374
3,500,000 RMF Buyout Issuance Trust, Series
2021-HB1, Class M4,
4.70%, 11/25/31(b)(d) ...... 3,286,958
3,424,723 RMF Buyout Issuance Trust, Series
2021-HB1, Class M6,
6.00%, 11/25/31(b)(d) ...... 3,033,868
4,213,513 Saxon Asset Securities Trust, Series
2006-2, Class M3,
(1 mo. Term SOFR + 0.594%),
4.95%, 09/25/36(d) ......... 3,177,011
8,524,234 Saxon Asset Securities Trust, Series
2007-1, Class M1,
(1 mo. Term SOFR + 0.404%),
4.76%, 01/25/47(d) ......... 8,341,712
5,541,323 Securitized Asset Backed Receivables
LLC Trust, Series 2007-BR1,
Class A2B,
(1 mo. Term SOFR + 0.654%),
5.01%, 02/25/37(d) ......... 2,313,035
11,889,029 Soundview Home Loan Trust, Series
2006-OPT5, Class M1,
(1 mo. Term SOFR + 0.489%),
4.84%, 07/25/36(d) ......... 10,034,968
4,527,540 Structured Asset Investment Loan
Trust, Series 2005-9, Class M2,
(1 mo. Term SOFR + 0.789%),
5.14%, 11/25/35(d) ......... 4,002,876
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 4,395,755 Structured Asset Investment Loan
Trust, Series 2005-HE1,
Class M3,
(1 mo. Term SOFR + 0.864%),
5.22%, 07/25/35(d) ......... $ 3,022,980
2,508,080 Structured Asset Securities Corp.
Mortgage Loan Trust, Series
2007-WF1, Class M1,
(1 mo. Term SOFR + 0.774%),
5.13%, 02/25/37(d) ......... 4,534,179
1,500,000 Tricon Residential Trust, Series 2021-
SFR1, Class F,
3.69%, 07/17/38(b) ......... 1,467,916
968,000 Tricon Residential Trust, Series 2021-
SFR1, Class G,
4.13%, 07/17/38(b) ......... 947,585
1,600,000 Tricon Residential Trust, Series 2022-
SFR1, Class E2,
5.74%, 04/17/39(b) ......... 1,588,735
4,000,000 Tricon Residential Trust, Series 2022-
SFR2, Class E,
7.51%, 07/17/40(b) ......... 4,036,296
2,710,174 VOLT CVI LLC, Series 2021-NP12,
Class A1, STEP,
5.73%, 12/26/51(b) ......... 2,701,911
3,837,409 Washington Mutual Asset-Backed
Certificates Trust, Series 2007-
HE1, Class 2A3,
(1 mo. Term SOFR + 0.414%),
4.77%, 01/25/37(d) ......... 1,723,329
1,509,009 Washington Mutual Asset-Backed
Certificates Trust, Series 2007-
HE1, Class 2A4,
(1 mo. Term SOFR + 0.574%),
4.93%, 01/25/37(d) ......... 678,021
4,894,198 Washington Mutual Asset-Backed
Certificates Trust, Series 2007-
HE2, Class 2A3,
(1 mo. Term SOFR + 0.364%),
4.72%, 04/25/37(d) ......... 1,762,635
7,728,949 Yale Mortgage Loan Trust, Series 2007-
1, Class A,
(1 mo. Term SOFR + 0.514%),
4.87%, 06/25/37(b)(d) ...... 2,366,416
328,281,531
Total Asset-Backed Securities
(Cost $435,351,074)
347,408,068

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Principal
Amount Value
NON-AGENCY MORTGAGE-BACKED
SECURITIES — 23.8%
COLLATERALIZED MORTGAGE OBLIGATIONS — 21.7%
$ 1,579,000 ACRA Trust, Series 2024-NQM1,
Class B1,
8.20%, 10/25/64(b)(d) ...... $ 1,607,683
2,500,000 ACRA Trust, Series 2024-NQM1,
Class M1B,
7.19%, 10/25/64(b)(d) ...... 2,531,285
191,827 Adjustable Rate Mortgage Trust, Series
2005-3, Class 2A1,
5.02%, 07/25/35(d) ......... 179,130
1,376,103 Adjustable Rate Mortgage Trust, Series
2007-1, Class 4A1,
5.48%, 03/25/37(d) ......... 906,859
1,179 Ajax Mortgage Loan Trust, Series
2017-D, Class B,
2.18%, 12/25/57(b)(d) ...... 408
1,281,736 Ajax Mortgage Loan Trust, Series
2021-C, Class B, STEP,
6.72%, 01/25/61(b) ......... 1,263,713
3,026,922 Ajax Mortgage Loan Trust, Series
2021-C, Class C,
1.34%, 01/25/61(b)(f) ....... 3,550,286
5,202,753 Ajax Mortgage Loan Trust, Series
2021-D, Class A, STEP,
5.00%, 03/25/60(b) ......... 5,203,166
2,076,566 Ajax Mortgage Loan Trust, Series
2021-D, Class B,
4.00%, 03/25/60(b)(d) ...... 2,049,393
2,970,407 Ajax Mortgage Loan Trust, Series
2021-D, Class C,
0.00%, 03/25/60(b)(d) ...... 3,535,979
3,041,340 Ajax Mortgage Loan Trust, Series
2021-E, Class B2,
3.99%, 12/25/60(b)(d) ...... 1,729,516
4,000,000 Ajax Mortgage Loan Trust, Series
2021-E, Class M1,
2.94%, 12/25/60(b)(d) ...... 2,930,538
6,664,997 Ajax Mortgage Loan Trust, Series
2021-F, Class A, STEP,
4.88%, 06/25/61(b) ......... 6,658,250
2,114,925 Ajax Mortgage Loan Trust, Series
2021-F, Class B, STEP,
6.75%, 06/25/61(b) ......... 2,100,376
3,148,920 Ajax Mortgage Loan Trust, Series
2021-F, Class C,
0.36%, 06/25/61(b)(f) ....... 3,022,672
5,103,982 Ajax Mortgage Loan Trust, Series
2022-A, Class A1, STEP,
3.50%, 10/25/61(b) ......... 4,932,942
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 532,000 Ajax Mortgage Loan Trust, Series
2022-A, Class A2,
3.00%, 10/25/61(b)(d) ...... $ 486,302
914,036 Ajax Mortgage Loan Trust, Series
2022-A, Class A3,
3.00%, 10/25/61(b)(d) ...... 832,660
2,128,000 Ajax Mortgage Loan Trust, Series
2022-A, Class B,
3.00%, 10/25/61(b) ......... 1,633,487
1,002,579 Ajax Mortgage Loan Trust, Series
2022-A, Class C,
3.00%, 10/25/61(b) ......... 1,158,858
999,392 Ajax Mortgage Loan Trust, Series
2022-A, Class M1,
3.00%, 10/25/61(b) ......... 905,748
3,453,061 Ajax Mortgage Loan Trust, Series
2022-A, Class M2,
3.00%, 10/25/61(b) ......... 2,751,188
88,700 Ajax Mortgage Loan Trust, Series
2022-A, Class M3,
3.00%, 10/25/61(b) ......... 70,431
7,304,820 Ajax Mortgage Loan Trust, Series
2022-B, Class A1, STEP,
3.50%, 03/27/62(b) ......... 7,037,394
403,400 Ajax Mortgage Loan Trust, Series
2022-B, Class A2,
3.00%, 03/27/62(b)(d) ...... 368,016
345,800 Ajax Mortgage Loan Trust, Series
2022-B, Class A3,
3.00%, 03/27/62(b)(d) ...... 314,366
1,921,100 Ajax Mortgage Loan Trust, Series
2022-B, Class B,
3.00%, 03/27/62(b) ......... 1,502,855
1,880,105 Ajax Mortgage Loan Trust, Series
2022-B, Class C,
3.00%, 03/27/62(b) ......... 1,458,967
259,300 Ajax Mortgage Loan Trust, Series
2022-B, Class M1,
3.00%, 03/27/62(b) ......... 234,495
1,287,100 Ajax Mortgage Loan Trust, Series
2022-B, Class M2,
3.00%, 03/27/62(b) ......... 1,116,309
8,399,022 Ajax Mortgage Loan Trust, Series
2023-A, Class A1, STEP,
3.50%, 07/25/62(b) ......... 7,912,814
481,800 Ajax Mortgage Loan Trust, Series
2023-A, Class A2,
3.00%, 07/25/62(b)(d) ...... 431,793
273,000 Ajax Mortgage Loan Trust, Series
2023-A, Class A3,
2.50%, 07/25/62(b)(d) ...... 237,182

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 1,605,800 Ajax Mortgage Loan Trust, Series
2023-A, Class B,
2.50%, 07/25/62(b)(d) ...... $ 1,191,778
1,240,227 Ajax Mortgage Loan Trust, Series
2023-A, Class C,
2.50%, 07/25/62(b)(d) ...... 1,069,040
827,000 Ajax Mortgage Loan Trust, Series
2023-A, Class M1,
2.50%, 07/25/62(b)(d) ...... 711,039
10,938,444 Ajax Mortgage Loan Trust, Series
2023-C, Class A1, STEP,
3.50%, 05/25/63(b) ......... 10,414,961
782,700 Ajax Mortgage Loan Trust, Series
2023-C, Class A2,
3.00%, 05/25/63(b)(d) ...... 694,624
417,400 Ajax Mortgage Loan Trust, Series
2023-C, Class A3,
2.50%, 05/25/63(b)(d) ...... 359,738
3,666,483 Ajax Mortgage Loan Trust, Series
2023-C, Class C,
2.50%, 05/25/63(b)(d) ...... 2,651,790
365,300 Ajax Mortgage Loan Trust, Series
2023-C, Class M1,
2.50%, 05/25/63(b)(d) ...... 312,703
2,264,500 Ajax Mortgage Loan Trust, Series
2023-C, Class M2,
2.50%, 05/25/63(b)(d) ...... 1,811,783
1,023,204 American Home Mortgage Assets
Trust, Series 2006-2, Class 1A1,
(12 mo. Federal Reserve
Cumulative Average USD +
0.960%),
4.93%, 09/25/46(d) ......... 930,796
726,211 American Home Mortgage Assets
Trust, Series 2007-3, Class 22A1,
STEP,
6.75%, 06/25/37 ........... 647,468
3,324,000 Angel Oak Mortgage Trust, Series
2020-R1, Class B2,
4.61%, 04/25/53(b)(d) ...... 2,881,710
13,834,691 APS Resecuritization Trust, Series
2016-1, Class 1MZ,
2.99%, 07/31/57(b)(d) ...... 5,184,710
3,470,347 Banc of America Alternative Loan
Trust, Series 2006-7, Class A4,
STEP,
6.50%, 10/25/36 ........... 913,233
848,180 Banc of America Alternative Loan
Trust, Series 2006-9, Class A2,
(1 mo. Term SOFR + 0.514%),
4.87%, 01/25/37(d) ......... 687,901
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 66,071 Banc of America Funding Corp. Trust,
Series 2005-F, Class 6A1,
4.42%, 09/20/35(d) ......... $ 58,875
239,223 Banc of America Funding Corp. Trust,
Series 2006-A, Class 3A2,
4.80%, 02/20/36(d) ......... 214,469
167,326 Banc of America Funding Corp. Trust,
Series 2006-E, Class 2A1,
5.58%, 06/20/36(d) ......... 150,408
894,678 Banc of America Funding Corp. Trust,
Series 2007-1, Class TA5, STEP,
6.59%, 01/25/37 ........... 829,695
4,414,938 Banc of America Funding Corp. Trust,
Series 2015-R3, Class 1A2,
3.58%, 03/27/36(b)(d) ...... 3,728,335
222,117 Banc of America Mortgage Trust,
Series 2005-I, Class 2A5,
4.84%, 10/25/35(d) ......... 209,099
2,323,437 Barclays Mortgage Loan Trust, Series
2023-NQM3, Class A2, STEP,
7.36%, 10/25/63(b) ......... 2,350,923
1,402,933 Barclays Mortgage Loan Trust, Series
2023-NQM3, Class A3, STEP,
7.69%, 10/25/63(b) ......... 1,420,634
963,000 Barclays Mortgage Loan Trust, Series
2023-NQM3, Class B1,
7.98%, 10/25/63(b)(d) ...... 974,786
810,100 Barclays Mortgage Loan Trust, Series
2023-NQM3, Class B2,
7.98%, 10/25/63(b)(d) ...... 813,529
2,216,500 Barclays Mortgage Loan Trust, Series
2023-NQM3, Class B3,
7.98%, 10/25/63(b)(d) ...... 2,137,259
1,605,000 Barclays Mortgage Loan Trust, Series
2023-NQM3, Class M1,
7.98%, 10/25/63(b)(d) ...... 1,635,631
307 Barclays Mortgage Loan Trust, Series
2023-NQM3, Class SA,
0.06%, 10/25/63(b)(d) ...... 300
23,934,649 Barclays Mortgage Loan Trust, Series
2023-NQM3, Class XS,
0.82%, 10/25/63(b)(d) ...... 317,002
2,093,365 Barclays Mortgage Loan Trust, Series
2024-NQM1, Class A1, STEP,
5.90%, 01/25/64(b) ......... 2,096,182
1,426,049 Barclays Mortgage Loan Trust, Series
2024-NQM1, Class A2, STEP,
6.11%, 01/25/64(b) ......... 1,427,116
1,089,141 Barclays Mortgage Loan Trust, Series
2024-NQM1, Class A3, STEP,
6.31%, 01/25/64(b) ......... 1,090,693

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 724,200 Barclays Mortgage Loan Trust, Series
2024-NQM1, Class B1,
8.09%, 01/25/64(b)(d) ...... $ 735,999
663,800 Barclays Mortgage Loan Trust, Series
2024-NQM1, Class B2,
8.60%, 01/25/64(b)(d) ...... 674,360
1,424,300 Barclays Mortgage Loan Trust, Series
2024-NQM1, Class B3,
8.60%, 01/25/64(b)(d) ...... 1,382,914
1,243,200 Barclays Mortgage Loan Trust, Series
2024-NQM1, Class M1,
6.80%, 01/25/64(b)(d) ...... 1,251,384
3,100 Barclays Mortgage Loan Trust, Series
2024-NQM1, Class SA,
0.40%, 01/25/64(b)(d) ...... 2,638
17,094,696 Barclays Mortgage Loan Trust, Series
2024-NQM1, Class XS,
2.45%, 01/25/64(b)(d) ...... 700,642
12,299,001 Barclays Mortgage Loan Trust, Series
2024-NQM3, Class A1, STEP,
6.04%, 06/25/64(b) ......... 12,348,497
969,758 Barclays Mortgage Loan Trust, Series
2024-NQM3, Class A2, STEP,
6.30%, 06/25/64(b) ......... 973,687
1,692,103 Barclays Mortgage Loan Trust, Series
2024-NQM3, Class A3, STEP,
6.50%, 06/25/64(b) ......... 1,700,136
1,028,100 Barclays Mortgage Loan Trust, Series
2024-NQM3, Class B1,
7.50%, 06/25/64(b)(d) ...... 1,038,081
941,400 Barclays Mortgage Loan Trust, Series
2024-NQM3, Class B2,
8.01%, 06/25/64(b)(d) ...... 941,012
2,576,400 Barclays Mortgage Loan Trust, Series
2024-NQM3, Class B3,
8.01%, 06/25/64(b)(d) ...... 2,459,302
1,498,700 Barclays Mortgage Loan Trust, Series
2024-NQM3, Class M1,
6.41%, 06/25/64(b)(d) ...... 1,504,797
2,110 Barclays Mortgage Loan Trust, Series
2024-NQM3, Class SA,
0.09%, 06/25/64(b)(d) ...... 2,035
21,005,463 Barclays Mortgage Loan Trust, Series
2024-NQM3, Class XS,
8.77%, 06/25/64(b)(d) ...... 651,329
1,720,158 Barclays Mortgage Loan Trust, Series
2024-NQM4, Class A2, STEP,
5.10%, 12/26/64(b) ......... 1,702,050
1,926,909 Barclays Mortgage Loan Trust, Series
2024-NQM4, Class A3, STEP,
5.25%, 12/26/64(b) ......... 1,909,460
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 817,900 Barclays Mortgage Loan Trust, Series
2024-NQM4, Class B1,
6.96%, 12/26/64(b)(d) ...... $ 814,716
623,800 Barclays Mortgage Loan Trust, Series
2024-NQM4, Class B2,
7.57%, 12/26/64(b)(d) ...... 618,586
1,427,800 Barclays Mortgage Loan Trust, Series
2024-NQM4, Class B3,
7.57%, 12/26/64(b)(d) ...... 1,352,166
1,344,600 Barclays Mortgage Loan Trust, Series
2024-NQM4, Class M1,
6.31%, 12/26/64(b)(d) ...... 1,349,797
2,737 Barclays Mortgage Loan Trust, Series
2024-NQM4, Class SA,
0.20%, 12/26/64(b)(d) ...... 2,532
26,148,373 Barclays Mortgage Loan Trust, Series
2024-NQM4, Class XS,
7.85%, 12/26/64(b)(d) ...... 1,165,504
5,611,936 Barclays Mortgage Loan Trust, Series
2025-NQM1, Class A1, STEP,
5.66%, 01/25/65(b) ......... 5,620,907
1,500,097 Barclays Mortgage Loan Trust, Series
2025-NQM1, Class A2, STEP,
5.87%, 01/25/65(b) ......... 1,504,679
1,428,664 Barclays Mortgage Loan Trust, Series
2025-NQM1, Class A3, STEP,
5.97%, 01/25/65(b) ......... 1,432,987
871,700 Barclays Mortgage Loan Trust, Series
2025-NQM1, Class B1,
6.94%, 01/25/65(b)(d) ...... 869,977
757,900 Barclays Mortgage Loan Trust, Series
2025-NQM1, Class B2,
7.80%, 01/25/65(b)(d) ...... 755,502
1,680,300 Barclays Mortgage Loan Trust, Series
2025-NQM1, Class B3,
7.80%, 01/25/65(b)(d) ...... 1,608,690
1,402,300 Barclays Mortgage Loan Trust, Series
2025-NQM1, Class M1,
6.49%, 01/25/65(b)(d) ...... 1,415,453
2,834 Barclays Mortgage Loan Trust, Series
2025-NQM1, Class SA,
0.14%, 01/25/65(b)(d) ...... 2,683
24,082,384 Barclays Mortgage Loan Trust, Series
2025-NQM1, Class XS,
8.02%, 01/25/65(b)(d) ...... 1,005,926
14,767,358 Barclays Mortgage Loan Trust, Series
2025-NQM2, Class A1, STEP,
5.76%, 05/25/65(b) ......... 14,853,901
1,169,372 Barclays Mortgage Loan Trust, Series
2025-NQM2, Class A2, STEP,
5.94%, 05/25/65(b) ......... 1,176,461

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 2,297,416 Barclays Mortgage Loan Trust, Series
2025-NQM2, Class A3, STEP,
6.04%, 05/25/65(b) ......... $ 2,311,353
720,300 Barclays Mortgage Loan Trust, Series
2025-NQM2, Class B1,
7.69%, 05/25/65(b)(d) ...... 731,946
286,000 Barclays Mortgage Loan Trust, Series
2025-NQM2, Class B2,
7.69%, 05/25/65(b)(d) ...... 282,107
53,000 Barclays Mortgage Loan Trust, Series
2025-NQM2, Class B3,
7.69%, 05/25/65(b)(d) ...... 46,605
1,461,700 Barclays Mortgage Loan Trust, Series
2025-NQM2, Class M1,
6.71%, 05/25/65(b)(d) ...... 1,484,988
764 Barclays Mortgage Loan Trust, Series
2025-NQM2, Class SA,
0.06%, 05/25/65(b)(d) ...... 746
20,755,146 Barclays Mortgage Loan Trust, Series
2025-NQM2, Class XS2,
9.11%, 05/25/65(b)(d) ...... 565,922
19,872,600 Barclays Mortgage Loan Trust, Series
2025-NQM4, Class PT2,
6.03%, 07/25/65(b)(d) ...... 20,407,833
2,604 Barclays Mortgage Trust, Series 2021,
Class NPL1,
0.01%, 11/27/51(b)(g) ...... 2,526
5,224,653 Barclays Mortgage Trust, Series 2022-
RPL1, Class A, STEP,
4.25%, 02/25/28(b) ......... 5,140,097
1,187,900 Barclays Mortgage Trust, Series 2022-
RPL1, Class B, STEP,
4.25%, 02/25/28(b) ......... 1,156,916
1,993,648 Barclays Mortgage Trust, Series 2022-
RPL1, Class C,
9.74%, 02/25/28(b)(f) ....... 574,988
11,577 Barclays Mortgage Trust, Series 2022-
RPL1, Class SA,
5.51%, 02/25/28(b)(f) ....... 9,903
1,406,986 BCAP LLC Trust, Series 2012-RR3,
Class 1A5,
6.12%, 12/26/37(b)(d) ...... 1,021,046
468,674 Bear Stearns Adjustable Rate
Mortgage Trust, Series 2005-12,
Class 23A1,
4.48%, 02/25/36(d) ......... 430,214
174,256 Bear Stearns Adjustable Rate Mortgage
Trust, Series 2007-3, Class 1A1,
4.21%, 05/25/47(d) ......... 156,261
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 709,251 Bear Stearns ALT-A Trust, Series 2006-
2, Class 11A1,
(1 mo. Term SOFR + 0.554%),
4.91%, 04/25/36(d) ......... $ 627,778
2,116,333 Bear Stearns ALT-A Trust, Series 2006-
6, Class 1A1,
(1 mo. Term SOFR + 0.434%),
4.79%, 11/25/36(d) ......... 1,812,618
2,945,307 Bear Stearns Asset Backed Securities
I Trust, Series 2006-AC2,
Class 22A1,
(1 mo. Term SOFR + 0.464%),
4.82%, 03/25/36(d) ......... 381,599
2,945,307 Bear Stearns Asset Backed Securities
I Trust, Series 2006-AC2,
Class 22A3,
(1 mo. Term SOFR + 0.464%),
4.82%, 03/25/36(d) ......... 381,599
412,908 Bear Stearns Mortgage Funding Trust,
Series 2006-SL1, Class A1,
(1 mo. Term SOFR + 0.394%),
4.75%, 08/25/36(d) ......... 407,522
2,627,000 BRAVO Residential Funding Trust,
Series 2021-NQM2, Class M1,
2.29%, 03/25/60(b)(d) ...... 2,447,382
1,500,000 BRAVO Residential Funding Trust,
Series 2024-NQM7, Class B1,
7.33%, 10/27/64(b)(d) ...... 1,511,746
1,500,000 BRAVO Residential Funding Trust,
Series 2024-NQM7, Class B2,
7.76%, 10/27/64(b)(d) ...... 1,501,376
786,795 CFMT LLC, Series 2024-HB14,
Class M2,
3.00%, 06/25/34(b)(d) ...... 745,955
1,530,387 CFMT LLC, Series 2024-HB14,
Class M3,
3.00%, 06/25/34(b)(d) ...... 1,441,862
1,910,428 Chase Mortgage Finance Corp., Series
2016-SH1, Class M4,
3.73%, 04/25/45(b)(d) ...... 1,699,851
5,255,134 Chase Mortgage Finance Trust, Series
2007-S2, Class 1A9,
6.00%, 03/25/37 ........... 2,788,629
3,532,288 Chase Mortgage Finance Trust, Series
2007-S6, Class 1A1,
6.00%, 12/25/37 ........... 1,382,853
10,921,932 ChaseFlex Trust, Series 2007-1,
Class 2A7,
6.00%, 02/25/37 ........... 3,681,244

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 994,337 CHNGE Mortgage Trust, Series 2022-
1, Class A1,
3.01%, 01/25/67(b)(d) ...... $ 938,396
1,456,166 Citicorp Mortgage Securities Trust,
Series 2007-9, Class 1A1,
6.25%, 12/25/37 ........... 1,360,519
1,723,241 Citicorp Mortgage Securities Trust,
Series 2008-2, Class 1A1,
6.50%, 06/25/38 ........... 1,428,374
5,089 Citigroup Mortgage Loan Trust, Series
2006-AR1, Class 1A2,
(1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity +
2.400%),
6.56%, 10/25/35(d) ......... 1,883
43,056 Citigroup Mortgage Loan Trust, Series
2006-AR3, Class 1A2A,
4.75%, 06/25/36(d) ......... 41,462
2,610,147 Citigroup Mortgage Loan Trust, Series
2007-9, Class 1A1,
5.75%, 04/25/47(b) ......... 1,225,138
67,684 Citigroup Mortgage Loan Trust, Inc.,
Series 2005-2, Class 1A1,
5.80%, 05/25/35(d) ......... 64,234
4,650,000 COLT Mortgage Loan Trust, Series
2021-2, Class B1,
3.18%, 08/25/66(b)(d) ...... 3,319,922
2,354,000 COLT Mortgage Loan Trust, Series
2022-1, Class B1,
4.16%, 12/27/66(b)(d) ...... 2,038,263
1,500,000 COLT Mortgage Loan Trust, Series
2024-INV4, Class B1,
7.22%, 05/25/69(b)(d) ...... 1,518,399
264,548 Countrywide Alternative Loan Trust,
Series 2004-36CB, Class 1A1,
6.00%, 02/25/35 ........... 186,520
480,497 Countrywide Alternative Loan Trust,
Series 2005-31, Class 2A1,
(1 mo. Term SOFR + 0.714%),
5.07%, 08/25/35(d) ......... 452,679
4,258,929 Countrywide Alternative Loan Trust,
Series 2005-42CB, Class A1,
(1 mo. Term SOFR + 0.794%),
5.15%, 10/25/35(d) ......... 2,401,519
3,330,665 Countrywide Alternative Loan Trust,
Series 2005-53T2, Class 2A6,
(1 mo. Term SOFR + 0.614%),
4.97%, 11/25/35(d) ......... 1,690,319
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 4,625,422 Countrywide Alternative Loan Trust,
Series 2005-53T2, Class 2A7,
(1 mo. Term SOFR + 5.386%),
1.03%, 11/25/35(d)(e) ....... $ 402,492
1,374,434 Countrywide Alternative Loan Trust,
Series 2005-55CW, Class 2A3,
(1 mo. Term SOFR + 0.464%),
4.78%, 11/25/35(d) ......... 1,023,982
66,956 Countrywide Alternative Loan Trust,
Series 2005-63, Class 5A1,
4.87%, 12/25/35(d) ......... 66,010
44,951 Countrywide Alternative Loan Trust,
Series 2005-69, Class A1,
(12 mo. Federal Reserve
Cumulative Average USD +
1.000%),
4.97%, 12/25/35(d) ......... 40,182
1,696,319 Countrywide Alternative Loan Trust,
Series 2005-79CB, Class A1,
(1 mo. Term SOFR + 0.664%),
5.02%, 01/25/36(d) ......... 808,182
629,496 Countrywide Alternative Loan Trust,
Series 2005-9CB, Class 1A3,
(1 mo. Term SOFR + 0.564%),
4.92%, 05/25/35(d) ......... 554,283
505,258 Countrywide Alternative Loan Trust,
Series 2005-J14, Class A3,
5.50%, 12/25/35 ........... 301,996
2,390,996 Countrywide Alternative Loan Trust,
Series 2006-12CB, Class A10,
(1 mo. Term SOFR + 0.464%),
4.82%, 05/25/36(d) ......... 907,884
1,531,057 Countrywide Alternative Loan Trust,
Series 2006-15CB, Class A1,
6.50%, 06/25/36 ........... 696,558
2,826,119 Countrywide Alternative Loan Trust,
Series 2006-20CB, Class A9,
6.00%, 07/25/36 ........... 1,124,812
897,446 Countrywide Alternative Loan Trust,
Series 2006-24CB, Class A13,
(1 mo. Term SOFR + 0.464%),
4.82%, 08/25/36(d) ......... 354,343
897,446 Countrywide Alternative Loan Trust,
Series 2006-24CB, Class A14,
(1 mo. Term SOFR + 7.036%),
2.68%, 08/25/36(d) ......... 159,861
925,141 Countrywide Alternative Loan Trust,
Series 2006-24CB, Class A15,
5.75%, 08/25/36 ........... 451,957

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 6,738,549 Countrywide Alternative Loan Trust,
Series 2006-25CB, Class A1,
6.00%, 10/25/36 ........... $ 3,425,223
993,455 Countrywide Alternative Loan Trust,
Series 2006-2CB, Class A4,
(1 mo. Term SOFR + 0.514%),
4.87%, 03/25/36(d) ......... 332,074
1,765,938 Countrywide Alternative Loan Trust,
Series 2006-2CB, Class A5,
(1 mo. Term SOFR + 6.986%),
2.63%, 03/25/36(d) ......... 307,879
2,790,536 Countrywide Alternative Loan Trust,
Series 2006-2CB, Class A6,
5.50%, 03/25/36 ........... 1,133,590
1,027,323 Countrywide Alternative Loan Trust,
Series 2006-41CB, Class 1A10,
6.00%, 01/25/37 ........... 505,424
743,758 Countrywide Alternative Loan Trust,
Series 2006-41CB, Class 1A4,
5.75%, 01/25/37 ........... 351,682
1,032,165 Countrywide Alternative Loan Trust,
Series 2006-45T1, Class 2A2,
6.00%, 02/25/37 ........... 549,390
2,360,128 Countrywide Alternative Loan Trust,
Series 2006-45T1, Class 2A5,
6.00%, 02/25/37 ........... 1,256,225
4,498,952 Countrywide Alternative Loan Trust,
Series 2006-45T1, Class 2A7,
(1 mo. Term SOFR + 0.454%),
4.81%, 02/25/37(d) ......... 1,765,516
2,249,476 Countrywide Alternative Loan Trust,
Series 2006-45T1, Class 2A8,
(1 mo. Term SOFR + 6.486%),
2.13%, 02/25/37(d) ......... 350,773
92,951 Countrywide Alternative Loan Trust,
Series 2006-6CB, Class 1A10,
5.50%, 05/25/36 ........... 75,077
263,711 Countrywide Alternative Loan Trust,
Series 2006-6CB, Class 1A2,
(1 mo. Term SOFR + 0.514%),
4.87%, 05/25/36(d) ......... 202,922
2,200,332 Countrywide Alternative Loan Trust,
Series 2006-7CB, Class 2A1,
6.50%, 05/25/36 ........... 886,517
1,378,978 Countrywide Alternative Loan Trust,
Series 2006-J7, Class 2A1,
(1 mo. Term SOFR + 1.500%),
2.75%, 11/20/46(d) ......... 1,194,738
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 2,963,744 Countrywide Alternative Loan Trust,
Series 2006-OA14, Class 1A1,
(12 mo. Federal Reserve
Cumulative Average USD +
1.730%),
5.70%, 11/25/46(d) ......... $ 2,434,761
575,600 Countrywide Alternative Loan Trust,
Series 2006-OA14, Class 2A1,
(1 mo. Term SOFR + 0.494%),
4.85%, 11/25/46(d) ......... 521,506
2,082,996 Countrywide Alternative Loan Trust,
Series 2006-OA21, Class A1,
(1 mo. Term SOFR + 0.304%),
4.66%, 03/20/47(d) ......... 1,782,273
368,892 Countrywide Alternative Loan Trust,
Series 2006-OA3, Class 2A1,
(1 mo. Term SOFR + 0.534%),
4.89%, 05/25/36(d) ......... 343,750
1,524,367 Countrywide Alternative Loan Trust,
Series 2006-OC3, Class 1A1,
(1 mo. Term SOFR + 0.474%),
4.83%, 04/25/46(d) ......... 1,409,164
1,706,061 Countrywide Alternative Loan Trust,
Series 2007-12T1, Class A22,
5.75%, 06/25/37 ........... 718,215
1,718,420 Countrywide Alternative Loan Trust,
Series 2007-12T1, Class A5,
6.00%, 06/25/37 ........... 752,815
863,512 Countrywide Alternative Loan Trust,
Series 2007-19, Class 1A34,
6.00%, 08/25/37 ........... 396,297
3,991,525 Countrywide Alternative Loan Trust,
Series 2007-22, Class 2A16,
6.50%, 09/25/37 ........... 1,386,533
3,446,974 Countrywide Alternative Loan Trust,
Series 2007-25, Class 1A3,
6.50%, 11/25/37 ........... 1,512,900
777,369 Countrywide Alternative Loan Trust,
Series 2007-9T1, Class 1A8,
6.00%, 05/25/37 ........... 352,208
89,841 Countrywide Alternative Loan Trust,
Series 2007-J1, Class 3A4, STEP,
4.18%, 11/25/36 ........... 143,094
3,888,129 Countrywide Alternative Loan Trust,
Series 2007-OA2, Class 1A1,
(12 mo. Federal Reserve
Cumulative Average USD +
0.840%),
4.81%, 03/25/47(d) ......... 3,314,322

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 103,425 Countrywide Alternative Loan Trust,
Series 2007-OA3, Class 1A2,
(1 mo. Term SOFR + 0.474%),
4.83%, 04/25/47(d) ......... $ 41,032
785,454 Countrywide Alternative Loan Trust,
Series 2007-OH2, Class A2A,
(1 mo. Term SOFR + 0.594%),
4.95%, 08/25/47(d) ......... 694,642
844,548 Countrywide Alternative
Resecuritization Loan Trust,
Series 2006-22R, Class 2A1,
6.25%, 05/25/36 ........... 421,991
1,333,568 Countrywide Alternative
Resecuritization Loan Trust,
Series 2008-1R, Class 2A3,
6.00%, 08/25/37 ........... 608,516
715,687 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2005-
31, Class 2A3,
4.48%, 01/25/36(d) ......... 645,896
3,787,639 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2005-
J2, Class 3A9,
(1 mo. Term SOFR + 1.514%),
5.87%, 08/25/35(d) ......... 2,405,999
100,566 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2005-
J3, Class 2A4,
4.50%, 09/25/35 ........... 87,663
9,718,097 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2006-
OA4, Class A1,
(12 mo. Federal Reserve
Cumulative Average USD +
0.960%),
4.93%, 04/25/46(d) ......... 2,629,604
1,555,614 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2006-
OA5, Class 3A1,
(1 mo. Term SOFR + 0.514%),
4.87%, 04/25/46(d) ......... 1,492,781
1,275,753 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2007-
21, Class 1A1,
6.25%, 02/25/38 ........... 552,907
6,444,690 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2007-
4, Class 1A71,
6.00%, 05/25/37 ........... 2,746,059
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 2,296,531 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2007-
8, Class 1A12,
5.88%, 01/25/38 ........... $ 926,032
1,104,475 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2007-
HYB1, Class 3A1,
4.23%, 03/25/37(d) ......... 942,231
5,505,959 Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-12,
Class 2A1,
6.50%, 01/25/36 ........... 2,861,799
975,928 Credit Suisse Mortgage Capital
Certificates Trust, Series 2006-9,
Class 3A1,
6.00%, 11/25/36 ........... 850,382
2,373,826 Credit Suisse Mortgage Capital
Certificates Trust, Series 2007-3,
Class 1A1A,
5.84%, 04/25/37(d) ......... 577,605
7,024,021 Credit Suisse Mortgage Capital
Certificates Trust, Series 2009-
12R, Class 3A1,
6.50%, 10/27/37(b) ......... 2,617,722
1,566,706 Credit Suisse Mortgage Capital
Certificates Trust, Series 2014-2R,
Class 17A3,
6.36%, 04/27/37(b)(d)(e) .... 1,412,128
4,444,498 Credit Suisse Mortgage Capital
Certificates Trust, Series 2015-4R,
Class 1A4,
(1 mo. Term SOFR + 0.264%),
3.91%, 10/27/36(b)(d) ...... 2,981,627
2,400,000 Credit Suisse Mortgage Capital
Certificates Trust, Series 2020-
SPT1, Class B2,
3.39%, 04/25/65(b)(d) ...... 2,005,403
921,842 Credit Suisse Mortgage Capital
Certificates Trust, Series 2021-
JR1, Class PT2,
3.16%, 07/26/60(b)(d) ...... 344,542
3,289,850 Credit Suisse Mortgage Capital
Certificates Trust, Series 2021-
NQM2, Class B1,
3.44%, 02/25/66(b)(d) ...... 2,552,760
6,037,122 CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-10,
Class 10A1,
(1 mo. Term SOFR + 1.464%),
5.82%, 11/25/35(d) ......... 1,274,513

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 1,626,000 Deephaven Residential Mortgage
Trust, Series 2021-1, Class B1,
3.10%, 05/25/65(b)(d) ...... $ 1,451,346
3,314,000 Deephaven Residential Mortgage
Trust, Series 2022-1, Class B1,
4.26%, 01/25/67(b)(d) ...... 2,619,804
2,956,870 Deutsche Mortgage Securities, Inc.
Mortgage Loan Trust, Series
2006-PR1, Class CWA1,
6.00%, 06/25/35(b)(d) ...... 1,486,245
2,797,000 Ellington Financial Mortgage Trust,
Series 2021-1, Class B1,
3.14%, 02/25/66(b)(d) ...... 2,037,875
2,643,384 Gaea Mortgage Loan Trust, Series
2025-A, Class A,
6.75%, 02/25/30(b)(d) ...... 2,591,688
2,000,000 GCAT Trust, Series 2020-NQM2,
Class B1,
4.85%, 04/25/65(b)(d) ...... 1,859,823
3,437,000 GCAT Trust, Series 2021-NQM7,
Class B1,
4.50%, 08/25/66(b)(d) ...... 2,940,270
397,447 GMACM Mortgage Loan Trust, Series
2005-AR6, Class 2A1,
3.84%, 11/19/35(d) ......... 287,136
2,472,280 GSMPS Mortgage Loan Trust, Series
2004-4, Class 1AF,
(1 mo. Term SOFR + 0.514%),
4.87%, 06/25/34(b)(d) ...... 2,218,255
2,337,004 GSMPS Mortgage Loan Trust, Series
2005-RP1, Class 1AF,
(1 mo. Term SOFR + 0.464%),
4.82%, 01/25/35(b)(d) ...... 2,041,282
3,219,906 GSMPS Mortgage Loan Trust, Series
2005-RP3, Class 1AF,
(1 mo. Term SOFR + 0.464%),
4.82%, 09/25/35(b)(d) ...... 2,762,529
883,126 GSMPS Mortgage Loan Trust, Series
2006-RP1, Class 1AF1,
(1 mo. Term SOFR + 0.464%),
4.82%, 01/25/36(b)(d) ...... 712,231
3,657,739 GSMSC Resecuritization Trust, Series
2015-5R, Class 1D,
(1 mo. Term SOFR + 0.254%),
3.71%, 04/26/37(b)(d) ...... 2,088,530
135,671 GSR Mortgage Loan Trust, Series
2005-AR1, Class 2A1,
6.88%, 01/25/35(d) ......... 133,756
2,479,391 GSR Mortgage Loan Trust, Series
2006-7F, Class 4A2,
6.50%, 08/25/36 ........... 639,690
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 22,517 GSR Mortgage Loan Trust, Series
2006-AR1, Class 3A1,
4.67%, 01/25/36(d) ......... $ 26,913
442,032 GSR Mortgage Loan Trust, Series
2007-4F, Class 3A1,
6.00%, 07/25/37 ........... 277,898
7,370,643 GSR Mortgage Loan Trust, Series
2007-OA2, Class 2A1,
2.85%, 06/25/47(d) ......... 4,298,484
1,214,245 HarborView Mortgage Loan Trust,
Series 2007-4, Class 2A2,
(1 mo. Term SOFR + 0.614%),
4.72%, 07/19/37(d) ......... 1,149,859
127,355 HomeBanc Mortgage Trust, Series
2006-1, Class 2A1,
4.62%, 04/25/37(d) ......... 118,357
720,825 IndyMac IMSC Mortgage Loan Trust,
Series 2007-F2, Class 1A4,
6.00%, 07/25/37 ........... 496,235
12,846,802 IndyMac IMSC Mortgage Loan Trust,
Series 2007-HOA1, Class AXPP,
0.41%, 07/25/47(d) ......... 11,349
1,170,801 IndyMac INDX Mortgage Loan Trust,
Series 2007-FLX3, Class A2,
(1 mo. Term SOFR + 0.654%),
5.01%, 06/25/37(d) ......... 1,466,423
2,334,182 IndyMac INDX Mortgage Loan Trust,
Series 2007-FLX5, Class 2A2,
(1 mo. Term SOFR + 0.594%),
4.95%, 08/25/37(d) ......... 2,121,710
591,960 JP Morgan Mortgage Trust, Series
2007-A5, Class 2A1,
3.04%, 10/25/37(d) ......... 389,509
6,171,017 JP Morgan Mortgage Trust, Series
2007-S3, Class 1A10,
6.25%, 08/25/37 ........... 1,648,248
6,131 JP Morgan Mortgage Trust, Series
2017-5, Class A1B,
4.98%, 10/26/48(b)(d) ...... 6,179
1,116,918 JP Morgan Mortgage Trust, Series
2019-9, Class B6,
3.66%, 05/25/50(b)(d) ...... 614,172
67,910,347 JP Morgan Mortgage Trust, Series
2021-INV5, Class A2X,
0.50%, 12/25/51(b)(d) ...... 1,882,604
4,949,972 JP Morgan Mortgage Trust, Series
2021-INV5, Class A5X,
0.50%, 12/25/51(b)(d) ...... 137,223
89,100,197 JP Morgan Mortgage Trust, Series
2021-INV5, Class AX1,
0.19%, 12/25/51(b)(d) ...... 953,559

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 1,212,488 JP Morgan Mortgage Trust, Series
2021-INV5, Class B4,
3.19%, 12/25/51(b)(d) ...... $ 989,796
424,397 JP Morgan Mortgage Trust, Series
2021-INV5, Class B5,
3.19%, 12/25/51(b)(d) ...... 322,424
1,454,672 JP Morgan Mortgage Trust, Series
2021-INV5, Class B6,
2.94%, 12/25/51(b)(d) ...... 699,473
28,100,011 JP Morgan Mortgage Trust, Series
2021-INV7, Class A2X,
0.50%, 02/25/52(b)(d) ...... 789,683
16,043,379 JP Morgan Mortgage Trust, Series
2021-INV7, Class A3X,
0.50%, 02/25/52(b)(d) ...... 292,968
7,872,776 JP Morgan Mortgage Trust, Series
2021-INV7, Class A4X,
0.50%, 02/25/52(b)(d) ...... 330,803
3,059,825 JP Morgan Mortgage Trust, Series
2021-INV7, Class A5X,
0.50%, 02/25/52(b)(d) ...... 85,989
55,076,072 JP Morgan Mortgage Trust, Series
2021-INV7, Class AX1,
0.27%, 02/25/52(b)(d) ...... 851,928
3,587,868 JP Morgan Mortgage Trust, Series
2021-INV7, Class B1,
3.27%, 02/25/52(b)(d) ...... 3,038,195
842,021 JP Morgan Mortgage Trust, Series
2021-INV7, Class B2,
3.27%, 02/25/52(b)(d) ...... 705,537
1,171,439 JP Morgan Mortgage Trust, Series
2021-INV7, Class B3,
3.27%, 02/25/52(b)(d) ...... 971,555
622,408 JP Morgan Mortgage Trust, Series
2021-INV7, Class B4,
3.27%, 02/25/52(b)(d) ...... 503,478
256,215 JP Morgan Mortgage Trust, Series
2021-INV7, Class B5,
3.27%, 02/25/52(b)(d) ...... 194,801
838,639 JP Morgan Mortgage Trust, Series
2021-INV7, Class B6,
3.13%, 02/25/52(b)(d) ...... 393,815
3,426,112 Legacy Mortgage Asset Trust, Series
2019-SL2, Class B,
8.25%, 02/25/59(b)(f) ....... 667,872
4,102,138 Legacy Mortgage Asset Trust, Series
2019-SL2, Class M,
4.25%, 02/25/59(b)(d) ...... 3,486,275
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 19,865,647 MASTR Adjustable Rate Mortgages
Trust, Series 2007-1, Class IM1,
(1 mo. Term SOFR + 0.684%),
5.04%, 01/25/47(d) ......... $ 596
4,163,747 MASTR Asset Securitization Trust,
Series 2007-1, Class 1A4,
6.50%, 11/25/37 ........... 686,317
2,070,800 MASTR Reperforming Loan Trust,
Series 2005-2, Class 1A3,
7.50%, 05/25/35(b) ......... 1,422,478
926,007 MASTR Resecuritization Trust, Series
2008-3, Class A1,
7.43%, 08/25/37(b)(d) ...... 288,554
4,278,124 MCM Trust, Series 2021-VFN1,
2.50%, 09/25/31(b)(e)(g) ..... 4,108,992
4,431,657 MCM Trust, Series 2021-VFN1,
Class CERT,
3.00%, 09/25/31(b)(e)(g) ..... 3,121,403
1,324,937 Merrill Lynch Alternative Note Asset
Trust, Series 2007-OAR2,
Class A2,
(1 mo. Term SOFR + 0.534%),
4.89%, 04/25/37(d) ......... 1,037,301
482,915 Merrill Lynch Mortgage Investors
Trust, Series 2006-A3, Class 3A1,
5.84%, 05/25/36(d) ......... 313,916
330,578 Merrill Lynch Mortgage Investors
Trust, Series 2006-AF2,
Class AF1,
6.25%, 10/25/36 ........... 117,056
1,754,383 Morgan Stanley Re-REMIC Trust,
Series 2010-R5, Class 7B, STEP,
3.93%, 05/26/37(b) ......... 2,140,980
2,137,308 Morgan Stanley Resecuritization Trust,
Series 2013-R7, Class 1B,
(1 mo. Term SOFR + 0.274%),
4.75%, 12/26/46(b)(d) ...... 1,977,960
508,539 MortgageIT Trust, Series 2004-1,
Class B1,
(1 mo. Term SOFR + 1.914%),
6.27%, 11/25/34(d) ......... 472,481
1,389,000 New Residential Mortgage Loan Trust,
Series 2020-NQM1, Class B2,
4.52%, 01/26/60(b)(d) ...... 1,159,871
3,657,691 NYMT Trust, Series 2024-RR1,
Class A, STEP,
7.38%, 05/25/64(b) ......... 3,635,401
1,783,493 Prime Mortgage Trust, Series 2006-
DR1, Class 2A1,
5.50%, 05/25/35(b) ......... 1,661,592

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 977,210 Prime Mortgage Trust, Series 2006-
DR1, Class 2A2,
6.00%, 05/25/35(b) ......... $ 830,751
262,620 Reperforming Loan REMIC Trust,
Series 2006-R2, Class AF1,
(1 mo. Term SOFR + 0.534%),
4.89%, 07/25/36(b)(d) ...... 246,949
4,839,696 Residential Accredit Loans, Inc., Series
2005-QA10, Class A21,
4.98%, 09/25/35(d) ......... 1,870,467
1,164,585 Residential Accredit Loans, Inc., Series
2005-QA12, Class NB4,
5.49%, 12/25/35(d) ......... 1,017,039
451,144 Residential Accredit Loans, Inc., Series
2006-QO5, Class 2A1,
(1 mo. Term SOFR + 0.494%),
4.85%, 05/25/46(d) ......... 408,987
360,335 Residential Accredit Loans, Inc., Series
2006-QS15, Class A1,
6.50%, 10/25/36 ........... 311,020
2,331,390 Residential Accredit Loans, Inc., Series
2007-QS1, Class 1A5,
(1 mo. Term SOFR + 0.664%),
5.02%, 01/25/37(d) ......... 1,727,124
642,804 Residential Asset Securitization Trust,
Series 2006-A7CB, Class 2A5,
(1 mo. Term SOFR + 0.364%),
4.72%, 07/25/36(d) ......... 103,200
1,509,873 Residential Funding Mortgage
Securities I, Inc. Trust, Series
2005-SA3, Class 1A,
4.27%, 08/25/35(d) ......... 611,812
1,699,867 Residential Funding Mortgage
Securities I, Inc. Trust, Series
2005-SA4, Class 2A1,
5.46%, 09/25/35(d) ......... 963,798
5,179,673 Residential Funding Mortgage
Securities I, Inc. Trust, Series
2006-SA2, Class 2A1,
5.57%, 08/25/36(d) ......... 3,647,509
70,849 Residential Funding Mortgage
Securities I, Inc. Trust, Series
2006-SA3, Class 2A1,
6.26%, 09/25/36(d) ......... 37,293
2,150,000 Residential Mortgage Loan Trust,
Series 2020-1, Class B2,
4.67%, 01/26/60(b)(d) ...... 1,965,393
3,750,000 Residential Mortgage Loan Trust,
Series 2020-2, Class B2,
5.40%, 05/25/60(b)(d) ...... 3,600,354
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 2,814,000 Residential Mortgage Loan Trust,
Series 2021-1R, Class B1,
3.42%, 01/25/65(b)(d) ...... $ 2,461,679
5,000,000 Saluda Grade Alternative Mortgage
Trust, Series 2024-RTL4,
Class A1, STEP,
7.50%, 02/25/30(b) ......... 5,023,830
3,000,000 Saluda Grade Alternative Mortgage
Trust, Series 2024-RTL5,
Class A1, STEP,
7.76%, 04/25/30(b) ......... 3,026,881
100,000 SG Residential Mortgage Trust, Series
2019-3, Class B1,
4.08%, 09/25/59(b)(d) ...... 95,078
175,000 SG Residential Mortgage Trust, Series
2020-2, Class B1,
4.25%, 05/25/65(b)(d) ...... 159,818
257,000 SG Residential Mortgage Trust, Series
2020-2, Class M1,
3.19%, 05/25/65(b)(d) ...... 231,160
2,425,000 Spruce Hill Mortgage Loan Trust,
Series 2020-SH1, Class B2,
4.68%, 01/28/50(b)(d) ...... 2,146,808
885,273 Structured Adjustable Rate Mortgage
Loan Trust, Series 2005-11,
Class 1A1,
4.74%, 05/25/35(d) ......... 724,629
1,515,815 Structured Adjustable Rate Mortgage
Loan Trust, Series 2006-3,
Class 4A,
4.07%, 04/25/36(d) ......... 788,614
266,872 Structured Asset Mortgage Investments
II Trust, Series 2006-AR4,
Class 4A1,
(1 mo. Term SOFR + 0.474%),
4.83%, 06/25/36(d) ......... 262,960
2,859,057 Structured Asset Mortgage Investments
II Trust, Series 2006-AR5,
Class 4A1,
(1 mo. Term SOFR + 0.554%),
4.91%, 05/25/46(d) ......... 964,466
928,339 Structured Asset Mortgage Investments
II Trust, Series 2007-AR4,
Class GA4B,
(1 mo. Term SOFR + 0.474%),
4.83%, 09/25/47(d) ......... 853,929
1,826,228 Structured Asset Securities Corp.,
Series 2005-RF3, Class 1A,
(1 mo. Term SOFR + 0.464%),
4.82%, 06/25/35(b)(d) ...... 1,565,279

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 13,255,645 Structured Asset Securities Corp.
Mortgage Loan Trust, Series
2006-RF3, Class 1A2,
6.00%, 10/25/36(b) ......... $ 7,137,945
254,702 Suntrust Adjustable Rate Mortgage
Loan Trust, Series 2007-2,
Class 3A3,
6.24%, 04/25/37(d) ......... 121,925
126,187 Suntrust Adjustable Rate Mortgage
Loan Trust, Series 2007-2,
Class 4A1,
6.82%, 04/25/37(d) ......... 48,229
3,750,000 TRK Trust, Series 2021-INV1,
Class B1,
3.29%, 07/25/56(b)(d) ...... 3,035,623
4,000,000 TRK Trust, Series 2022-INV1,
Class B1,
3.99%, 02/25/57(b)(d) ...... 3,068,870
2,622,803 TVC Holdings Plc, Series 2021-1,
Class A,
2.38%, 02/01/51(b)(e)(g) ..... 2,406,092
1,322,747 TVC Holdings Plc, Series 2021-1,
Class CERT,
0.52%, 02/01/51(b)(e)(f)(g) ... 1,133,282
3,162,000 Verus Securitization Trust, Series 2021-
1, Class B1,
2.98%, 01/25/66(b)(d) ...... 2,465,121
5,000,000 Verus Securitization Trust, Series 2022-
1, Class B1,
4.01%, 01/25/67(b)(d) ...... 3,785,516
1,500,000 Verus Securitization Trust, Series 2023-
2, Class B1,
7.46%, 03/25/68(b)(d) ...... 1,496,897
2,680,000 Verus Securitization Trust, Series 2023-
INV1, Class M1,
7.49%, 02/25/68(b)(d) ...... 2,687,121
1,000,000 Verus Securitization Trust, Series 2024-
2, Class B2,
8.67%, 02/25/69(b)(d) ...... 1,009,953
2,000,000 Visio Trust, Series 2022-1, Class B1,
5.88%, 08/25/57(b)(d) ...... 1,951,668
2,000,000 Vista Point Securitization Trust, Series
2020-2, Class B1,
4.90%, 04/25/65(b)(d) ...... 1,941,479
3,300,000 Vista Point Securitization Trust, Series
2020-2, Class B2,
5.16%, 04/25/65(b)(d) ...... 3,114,965
24,256,995 Voyager OPTONE Delaware Trust,
Series 2009-1, Class SAA7,
3.11%, 02/25/38(b)(d) ...... 5,232,573
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 992,368 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2005-10, Class 1CB,
6.50%, 11/25/35 ........... $ 689,368
553,375 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2005-10, Class 2A6,
5.50%, 11/25/35 ........... 520,880
1,046,604 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2005-11, Class A1,
5.75%, 01/25/36 ........... 879,702
2,127,906 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2005-11, Class A7,
5.75%, 01/25/36 ........... 1,788,030
1,319,160 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2005-9, Class 5A3,
(1 mo. Term SOFR + 1.464%),
5.82%, 11/25/35(d) ......... 1,037,122
3,203,028 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2006-1, Class 4CB,
6.50%, 02/25/36 ........... 2,535,916
1,842,808 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2006-2, Class 2CB,
6.50%, 03/25/36 ........... 1,242,512
3,591,249 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2006-5, Class 3A3, STEP,
6.72%, 07/25/36 ........... 754,271
1,030,111 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2006-AR6, Class 2A,
(12 mo. Federal Reserve
Cumulative Average USD +
0.960%),
4.93%, 08/25/46(d) ......... 583,986
3,342,568 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2007-5, Class A6,
6.00%, 06/25/37 ........... 3,036,707
586,634 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2007-HY7, Class 2A2,
3.93%, 07/25/37(d) ......... 522,859

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 5,226,966 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2007-OA4, Class 2A,
(12 mo. Federal Reserve
Cumulative Average USD +
0.798%),
4.77%, 05/25/47(d) ......... $ 4,401,862
1,869,105 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2007-OA5, Class 2A,
(12 mo. Federal Reserve
Cumulative Average USD +
0.798%),
4.77%, 06/25/47(d) ......... 1,535,568
401,520 Wells Fargo Alternative Loan Trust,
Series 2007-PA1, Class A1,
(1 mo. Term SOFR + 0.434%),
4.79%, 03/25/37(d) ......... 332,614
3,354,519 Wells Fargo Alternative Loan Trust,
Series 2007-PA1, Class A2,
(1 mo. Term SOFR + 6.566%),
2.21%, 03/25/37(d) ......... 349,253
710,850 Wells Fargo Alternative Loan Trust,
Series 2007-PA1, Class A8,
(1 mo. Term SOFR + 0.654%),
5.01%, 03/25/37(d) ......... 571,836
639,140 Wells Fargo Alternative Loan Trust,
Series 2007-PA1, Class A9,
(1 mo. Term SOFR + 0.604%),
4.96%, 03/25/37(d) ......... 514,243
828,359 Wells Fargo Mortgage Backed
Securities Trust, Series 2008-AR1,
Class A2,
5.44%, 03/25/38(d) ......... 708,520
1,544,337 Western Alliance Bank, Series 2021-
CL2, Class M1,
(SOFR 30A + 3.150%),
7.50%, 07/25/59(b)(d) ...... 1,606,081
2,173,023 Western Alliance Bank, Series 2021-
CL2, Class M2,
(SOFR 30A + 3.700%),
8.05%, 07/25/59(b)(d) ...... 2,263,697
503,974,182
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.1%
542,129 Bayview Commercial Asset Trust,
Series 2005-4A, Class M2,
(1 mo. Term SOFR + 0.819%),
5.17%, 01/25/36(b)(d) ...... 505,482
Principal
Amount Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
$ 462,484 Bayview Commercial Asset Trust,
Series 2005-4A, Class M3,
(1 mo. Term SOFR + 0.864%),
5.22%, 01/25/36(b)(d) ...... $ 427,845
649,740 Bayview Commercial Asset Trust,
Series 2006-2A, Class B1,
(1 mo. Term SOFR + 1.419%),
5.77%, 07/25/36(b)(d) ...... 615,796
5,137,686 Bayview Commercial Asset Trust,
Series 2007-5A, Class A4,
(1 mo. Term SOFR + 2.364%),
6.72%, 10/25/37(b)(d) ...... 2,830,204
5,693,524 Bayview Commercial Asset Trust,
Series 2007-6A, Class A4A,
(1 mo. Term SOFR + 2.364%),
6.72%, 12/25/37(b)(d) ...... 5,022,315
634,605 CBA Commercial Small Balance
Commercial Mortgage, Series
2007-1A, Class A, STEP,
6.26%, 07/25/39(b) ......... 582,889
9,753 Lehman Brothers Small Balance
Commercial Mortgage Trust,
Series 2007-2A, Class M1,
(1 mo. Term SOFR + 0.514%),
4.87%, 06/25/37(b)(d) ...... 9,666
3,000,000 Lehman Brothers Small Balance
Commercial Mortgage Trust,
Series 2007-2A, Class M2,
(1 mo. Term SOFR + 0.714%),
5.07%, 06/25/37(b)(d) ...... 2,585,256
3,600,000 Lehman Brothers Small Balance
Commercial Mortgage Trust,
Series 2007-3A, Class M2,
(1 mo. Term SOFR + 2.114%),
6.47%, 10/25/37(b)(d) ...... 3,004,438
324,287 Velocity Commercial Capital Loan
Trust, Series 2018-1, Class M6,
7.26%, 04/25/48(b) ......... 284,569
1,044,577 Velocity Commercial Capital Loan
Trust, Series 2018-2, Class M4,
5.32%, 10/26/48(b)(d) ...... 917,700
391,185 Velocity Commercial Capital Loan
Trust, Series 2018-2, Class M5,
6.36%, 10/26/48(b)(d) ...... 338,143
755,129 Velocity Commercial Capital Loan
Trust, Series 2018-2, Class M6,
7.05%, 10/26/48(b)(d) ...... 624,547
865,270 Velocity Commercial Capital Loan
Trust, Series 2019-1, Class M2,
4.01%, 03/25/49(b)(d) ...... 783,496

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Principal
Amount Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
$ 985,969 Velocity Commercial Capital Loan
Trust, Series 2019-1, Class M3,
4.12%, 03/25/49(b)(d) ...... $ 879,485
1,188,738 Velocity Commercial Capital Loan
Trust, Series 2019-1, Class M4,
4.61%, 03/25/49(b)(d) ...... 1,001,744
856,424 Velocity Commercial Capital Loan
Trust, Series 2019-1, Class M5,
5.70%, 03/25/49(b)(d) ...... 720,549
208,017 Velocity Commercial Capital Loan
Trust, Series 2019-2, Class M5,
4.93%, 07/25/49(b)(d) ...... 167,437
693,990 Velocity Commercial Capital Loan
Trust, Series 2020-1, Class M5,
4.29%, 02/25/50(b)(d) ...... 497,897
1,504,402 Velocity Commercial Capital Loan
Trust, Series 2020-1, Class M6,
5.69%, 02/25/50(b)(d) ...... 1,147,415
1,625,034 Velocity Commercial Capital Loan
Trust, Series 2021-1, Class M5,
3.97%, 05/25/51(b)(d) ...... 1,124,910
1,241,259 Velocity Commercial Capital Loan
Trust, Series 2021-2, Class M5,
4.01%, 08/25/51(b)(d) ...... 932,642
1,052,660 Velocity Commercial Capital Loan
Trust, Series 2021-2, Class M6,
4.92%, 08/25/51(b)(d) ...... 756,039
1,863,704 Velocity Commercial Capital Loan
Trust, Series 2021-2, Class M7,
6.54%, 08/25/51(b)(d) ...... 1,312,793
3,606,491 Velocity Commercial Capital Loan
Trust, Series 2021-3, Class M5,
4.33%, 10/25/51(b)(d) ...... 2,942,434
2,188,891 Velocity Commercial Capital Loan
Trust, Series 2021-3, Class M7,
6.54%, 10/25/51(b)(d) ...... 1,500,096
1,819,170 Velocity Commercial Capital Loan
Trust, Series 2021-4, Class M5,
5.68%, 12/26/51(b)(d) ...... 1,465,822
2,896,031 Velocity Commercial Capital Loan
Trust, Series 2021-4, Class M6,
6.97%, 12/26/51(b)(d) ...... 2,224,515
3,781,702 Velocity Commercial Capital Loan
Trust, Series 2022-1, Class M4,
5.20%, 02/25/52(b)(d) ...... 2,988,876
3,252,788 Velocity Commercial Capital Loan
Trust, Series 2023-2, Class M2,
8.00%, 05/25/53(b)(d) ...... 3,260,904
2,872,268 Velocity Commercial Capital Loan
Trust, Series 2023-4, Class M2,
9.08%, 11/25/53(b)(d) ...... 2,914,646
Principal
Amount Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
$ 680,015 Velocity Commercial Capital Loan
Trust, Series 2023-4, Class M4,
10.75%, 11/25/53(b)(d) ..... $ 649,791
2,778,427 Velocity Commercial Capital Loan
Trust, Series 2025-MC1,
Class A1, STEP,
8.16%, 05/25/55(b) ......... 2,780,520
47,800,861
Total Non-Agency Mortgage-Backed Securities
(Cost $632,730,099)
551,775,043
U.S. GOVERNMENT SPONSORED AGENCY
MORTGAGE-BACKED SECURITIES — 0.2%
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
10,419,566 Freddie Mac Seasoned Credit Risk
Transfer Trust, Series 2017-3,
Class B,
11.05%, 07/25/56(b)(f) ...... 1,581,239
15,047,074 Freddie Mac Seasoned Credit Risk
Transfer Trust, Series 2017-3,
Class BIO,
1.43%, 07/25/56(b)(d) ...... 1,681,848
4,603,472 Freddie Mac Seasoned Credit Risk
Transfer Trust, Series 2018-2,
Class BX,
2.58%, 11/25/57(d) ......... 1,769,141
2,577,697 Freddie Mac Seasoned Credit Risk
Transfer Trust, Series 2018-3,
Class BX,
2.14%, 08/25/57(b)(d) ...... 900,854
29,416 Freddie Mac STACR Securitized
Participation Interests Trust,
Series 2018-SPI2, Class M2,
3.85%, 05/25/48(b)(d) ...... 28,474
Total U.S. Government Sponsored Agency Mortgage-
Backed Securities
(Cost $6,904,336)
5,961,556
U.S. GOVERNMENT SECURITIES — 31.0%
U.S. Treasury Bonds — 24.6%
41,315,000 3.63%, 08/15/43 ............... 35,146,799
42,400,000 3.63%, 02/15/44 ............... 35,879,344
48,055,000 3.38%, 05/15/44 ............... 39,070,968
47,350,000 3.13%, 08/15/44 ............... 36,905,256
47,550,000 3.00%, 02/15/47 ............... 35,291,016
52,750,000 2.75%, 08/15/47 ............... 37,143,418
66,000,000 3.00%, 08/15/48 ............... 48,234,140
46,350,000 3.38%, 11/15/48 ............... 36,216,369
47,000,000 3.00%, 02/15/49 ............... 34,192,500
47,300,000 2.88%, 05/15/49 ............... 33,499,856

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
The following abbreviations are used in the report:
Principal
Amount Value
U.S. Treasury Bonds (continued)
$ 81,560,000 1.25%, 05/15/50 ............... $ 38,661,352
103,400,000 1.63%, 11/15/50 ............... 53,691,258
82,250,000 2.38%, 05/15/51 ............... 51,403,037
78,500,000 3.00%, 08/15/52 ............... 55,805,527
571,140,840
U.S. Treasury Notes — 6.4%
74,000,000 4.50%, 11/15/25 ............... 74,016,187
74,000,000 4.13%, 01/31/27 ............... 74,075,156
148,091,343
Total U.S. Government Securities
(Cost $1,020,598,890)
719,232,183
CASH SWEEP — 3.9%
UNITED STATES — 3.9%
90,985,336 Citibank - U.S. Dollars on Deposit in
Custody Account, 1.10%(h) ... 90,985,336
Total Cash Sweep
(Cost $90,985,336)
90,985,336
TOTAL INVESTMENTS — 99.5%
(Cost $2,788,384,999)
$ 2,311,193,157
OTHER ASSETS IN EXCESS OF
LIABILITIES — 0.5%
11,392,481
NET ASSETS — 100.0%
$ 2,322,585,638
(a) A copy of the underlying funds’ financial statements is available upon request.
(b) Security exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers.
The aggregate value is $709,201,106, which is 30.53% of net assets.
These securities have been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors except as indicated in (e).
(c) Perpetual security with no stated maturity date.
(d) Floating or variable rate security. The Reference Rate is defined below. Interest rate shown reflects the rate in effect as of July 31,
2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e) These securities have been determined to be illiquid in accordance with procedures adopted by the Fund’s Board of Directors.
(f) Zero coupon security. The rate represents the yield at time of purchase.
(g) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of fair valued securities is $10,772,295 which is 0.46% of net assets and the cost is $11,861,283.
(h) The rate shown represents the current yield as of July 31, 2025.
Total Return Swap Agreements outstanding at July 31, 2025:
Reference Entity Counterparty
Payment/
Expiration Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Total Return Swap Agreements
Total return swap with Barclays Barclays Bank Plc 11/19/2025 $ 100,000 $ 349,646 $ – $ 349,646
receiving total return of the Barclays
US Mortgage Backed Securities
Index over the initial level of
2,171.29 and paying a (SOFR
RATE + 0.750%) at expiration date
Total return swap with Barclays Barclays Bank Plc 12/11/2025 75,000 (42,615) – (42,615)
receiving total return of the Barclays
US Mortgage Backed Securities
Index over the initial level of
2,182.05 and paying a (SOFR
RATE + 0.750%) at expiration date
Total Return Swap Agreements
$ 307,031
CLO — Collateralized Loan Obligation
ETF — Exchange-Traded Fund

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
PIK — Payment In Kind
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate
SOFR 30A — Secured Overnight Financing Rate 30 Day Average USD
SPDR — Standard & Poor's Depositary Receipt
STEP — Step Coupon Bond
USD — U.S. Dollar